UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	1/31/2013

Item 1. Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.0%
Aerospace & Defense — 0.4%
53,699	Rolls-Royce Holdings PLC (United Kingdom)	$ 805,672

Auto Parts and Equipment — 0.4%
3,949	Borgwarner, Inc.*(a)	292,937
17,370	Johnson Controls, Inc.	540,033

		832,970

Beverages — 0.5%
29,736	Diageo PLC (United Kingdom)	885,213
2,805	Pernod-Ricard SA (France)	351,154

		1,236,367

Biotechnology — 4.5%
9,660	Alexion Pharmaceuticals, Inc.*	907,943
25,545	Biogen Idec, Inc.*	3,987,064
16,972	Celgene Corp.*	1,679,549
96,816	Gilead Sciences, Inc.*	3,819,391

		10,393,947

Broadcasting — 0.5%
15,080	Discovery Communications, Inc. (Class A Stock)*	1,046,250

Business Services — 2.0%
53,552	Genpact Ltd. (Bermuda)	896,996
7,277	MasterCard, Inc. (Class A Stock)	3,772,397

		4,669,393

Chemicals — 3.5%
9,180	Airgas, Inc.	874,303
14,679	Ecolab, Inc.	1,062,760
34,813	LyondellBasell Industries NV (Class A Stock) (Netherlands)	2,207,840
31,735	Monsanto Co.	3,216,342
6,840	Praxair, Inc.	754,931

		8,116,176

Commercial Services — 0.9%
8,640	FleetCor Technologies, Inc.*	517,018
7,880	United Rentals, Inc.*(a)	398,886
19,310	Verisk Analytics, Inc. (Class A Stock)*	1,065,139

		1,981,043

Computer Hardware — 2.8%
10,906	Apple, Inc.	4,965,611
42,014	NetApp, Inc.*	1,512,504

		6,478,115

Computer Services & Software — 3.7%
29,106	Accenture PLC (Class A Stock) (Ireland)	2,092,430
5,614	Amazon.com, Inc.*	1,490,517
38,975	Cognizant Technology Solutions Corp. (Class A Stock)*	3,047,066
11,110	salesforce.com, Inc.*(a)	1,912,364

		8,542,377

Computers & Peripherals — 0.8%
78,056	EMC Corp.*	1,920,958

Cosmetics & Toiletries — 1.2%
46,461	Estee Lauder Cos., Inc. (The) (Class A Stock)	2,830,869

Distribution/Wholesale — 1.6%
13,422	Fossil, Inc.*	1,417,095

11,430	LKQ Corp.*	255,918
8,993	W.W. Grainger, Inc.	1,958,855

		3,631,868

Diversified Financial Services — 3.1%
6,806	Affiliated Managers Group, Inc.*	979,588
8,420	American Express Co.	495,180
3,994	BlackRock, Inc.	943,702
118,537	Charles Schwab Corp. (The)	1,959,417
55,698	Citigroup, Inc.	2,348,228
17,730	Morgan Stanley	405,130

		7,131,245

Electronic Components & Equipment — 0.3%
14,120	AMETEK, Inc.	578,779

Electronics — 1.1%
22,235	Amphenol Corp. (Class A Stock)	1,502,419
33,444	National Instruments Corp.	949,810

		2,452,229

Engineering/Construction — 1.1%
37,405	Fluor Corp.	2,424,966

Entertainment & Leisure — 0.7%
19,930	Las Vegas Sands Corp.	1,101,132
5,673	Polaris Industries, Inc.(a)	494,062

		1,595,194

Environmental Control — 0.7%
16,575	Stericycle, Inc.*	1,563,851

Financial - Bank & Trust — 1.0%
68,082	Wells Fargo & Co.	2,371,296

Financial Services — 1.9%
28,119	Visa, Inc. (Class A Stock)	4,440,271

Food — 1.7%
5,645	Danone (France)	391,208
36,082	Mead Johnson Nutrition Co.	2,742,232
24,140	Mondelez International, Inc. (Class A Stock)	670,851

		3,804,291

Hand/Machine Tools — 0.4%
11,980	Stanley Black & Decker, Inc.(a)	920,423

Healthcare Products — 2.9%
4,080	Cooper Cos., Inc. (The)	413,508
23,424	Covidien PLC (Ireland)	1,460,252
12,200	IDEXX Laboratories, Inc.*	1,161,562
6,339	Intuitive Surgical, Inc.*	3,640,995

		6,676,317

Healthcare Services — 1.2%
21,998	Covance, Inc.*	1,467,487
10,700	DaVita HealthCare Partners, Inc.*	1,234,887

		2,702,374

Holding Companies - Diversified — 0.3%
3,477	LVMH Moet Hennessy Louis Vuitton SA (France)	655,517

Hotels, Restaurants & Leisure — 2.8%
11,731	McDonald’s Corp.	1,117,847
38,779	Starwood Hotels & Resorts Worldwide, Inc.	2,381,418
22,691	Wynn Resorts Ltd.	2,841,367

		6,340,632

Insurance — 0.4%
6,020	ACE Ltd. (Switzerland)	513,686

11,613	American International Group, Inc.*	439,320

		953,006

Internet — 1.3%
7,236	Equinix, Inc.*(a)	1,558,851
18,050	Facebook, Inc. (Class A Stock)*	559,009
2,890	LinkedIn Corp. (Class A Stock)*	357,753
3,960	Rackspace Hosting, Inc.*(a)	298,386
9,650	TIBCO Software, Inc.*	226,196

		3,000,195

Internet Software & Services — 7.6%
71,017	eBay, Inc.*	3,971,981
11,533	Google, Inc. (Class A Stock)*	8,715,373
41,210	Oracle Corp.	1,463,367
4,552	priceline.com, Inc.*	3,120,259

		17,270,980

Machinery & Equipment — 2.0%
14,071	Cummins, Inc.(a)	1,615,773
11,599	Joy Global, Inc.(a)	732,709
18,279	Roper Industries, Inc.	2,146,868

		4,495,350

Media — 4.3%
51,952	CBS Corp. (Class B Stock)	2,167,438
18,529	Comcast Corp. (Class A Stock)	705,584
37,928	Comcast Corp. (Special Class A Stock)	1,393,095
15,240	Liberty Global, Inc. (Class A Stock)*	1,040,740
63,070	News Corp. (Class A Stock)	1,749,562
8,380	Time Warner Cable, Inc.	748,669
15,220	Viacom, Inc. (Class B Stock)	918,527
19,050	Walt Disney Co. (The)	1,026,414

		9,750,029

Medical Equipment — 0.8%
26,027	Thermo Fisher Scientific, Inc.	1,877,588

Metals & Mining — 1.6%
20,470	Precision Castparts Corp.	3,754,198

Miscellaneous Manufacturers — 2.8%
90,887	Danaher Corp.	5,446,858
15,140	Honeywell International, Inc.	1,033,153

		6,480,011

Oil & Gas Services — 3.2%
14,510	Cameron International Corp.*	918,628
12,578	Core Laboratories NV (Netherlands)	1,605,456
12,510	Dresser-Rand Group, Inc.*(a)	763,736
45,500	FMC Technologies, Inc.*(a)	2,154,425
22,103	National Oilwell Varco, Inc.	1,638,716
6,330	Noble Corp. (Switzerland)	256,365

		7,337,326

Oil, Gas & Consumable Fuels — 3.5%
6,940	Anadarko Petroleum Corp.	555,339
12,660	Cabot Oil & Gas Corp.	668,195
7,000	EOG Resources, Inc.	874,860
6,590	Noble Energy, Inc.	710,336
5,752	Pioneer Natural Resources Co.	676,090
58,198	Schlumberger Ltd. (Netherlands)	4,542,354

		8,027,174

Pharmaceuticals — 4.1%
16,010	Abbott Laboratories	542,419
9,580	Allergan, Inc.	1,005,996
84,813	Bristol-Myers Squibb Co.	3,065,142

15,280	Catamaran Corp. (Canada)*	792,879
67,625	Express Scripts Holding Co.*	3,612,527
3,710	Perrigo Co.	372,892
3,910	Zoetis, Inc.	101,660

		9,493,515

Pipelines — 0.6%
36,058	Kinder Morgan, Inc.	1,350,733

Real Estate Investment Trust — 1.7%
50,254	American Tower Corp.	3,826,842

Retail — 8.3%
5,219	Autozone, Inc.*	1,929,464
2,522	Chipotle Mexican Grill, Inc.*	774,279
24,955	Costco Wholesale Corp.	2,553,895
21,597	Dollar General Corp.*	998,214
11,637	Foot Locker, Inc.	399,731
15,563	GNC Holdings, Inc. (Class A Stock)	559,334
23,537	Home Depot, Inc. (The)	1,575,096
8,853	Limited Brands, Inc.	425,121
62,017	Lowe’s Cos., Inc.	2,368,429
15,786	Lululemon Athletica, Inc.*(a)	1,089,234
8,060	PetSmart, Inc.	527,205
16,611	Ross Stores, Inc.	991,677
75,085	Starbucks Corp.	4,213,770
4,560	Tractor Supply Co.	472,735

		18,878,184

Retail & Merchandising — 2.1%
14,444	Target Corp.	872,562
10,920	Tiffany & Co.(a)	717,990
35,211	TJX Cos., Inc. (The)	1,590,833
10,862	Urban Outfitters, Inc.*(a)	464,785
16,458	Yum! Brands, Inc.	1,068,783

		4,714,953

Semiconductors — 3.4%
25,250	Altera Corp.	843,855
11,915	Broadcom Corp. (Class A Stock)	386,642
23,400	Linear Technology Corp.(a)	856,908
85,789	QUALCOMM, Inc.	5,664,647

		7,752,052

Software — 1.9%
14,766	ANSYS, Inc.*	1,086,778
6,186	Cerner Corp.*(a)	510,654
9,610	Check Point Software Technologies Ltd. (Israel)*(a)	480,500
25,165	Citrix Systems, Inc.*	1,841,072
14,180	PTC, Inc.*	328,692

		4,247,696

Telecommunications — 0.2%
7,009	Motorola Solutions, Inc.	409,256

Textiles, Apparel & Luxury Goods — 1.7%
23,889	Coach, Inc.	1,218,339
38,560	NIKE, Inc. (Class B Stock)	2,084,168
3,879	VF Corp.	572,463

		3,874,970

Tobacco — 0.3%
6,860	Philip Morris International, Inc.	604,778

Transportation — 1.5%
15,214	Expeditors International of Washington, Inc.(a)	652,681
7,950	Kansas City Southern	740,224
16,331	Union Pacific Corp.	2,146,873

		3,539,778

Water Utilities — 0.7%
31,561	Pentair Ltd.	1,599,511

	TOTAL COMMON STOCKS (cost $171,706,504)	219,381,515

PREFERRED STOCK — 0.4%
Financial — Bank & Trust
30,409	Wells Fargo & Co., Series J, 8.00% (cost $670,430)	900,715

	TOTAL LONG-TERM INVESTMENTS (cost $172,376,934)	220,282,230

SHORT-TERM INVESTMENT — 7.6%
AFFILIATED MONEY MARKET MUTUAL FUND
17,478,464	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $17,478,464; includes $11,148,548 of cash collateral for securities on loan)(b)(w)	17,478,464

	TOTAL INVESTMENTS — 104.0% (cost $189,855,398)(p)	237,760,694
	Liabilities in excess of other assets — (4.0)%	(9,109,926)

	NET ASSETS — 100%	$ 228,650,768

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,933,622; cash collateral of $11,148,548 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $193,527,178; accordingly, net unrealized appreciation on investments for federal income tax purposes was $44,233,516 (gross unrealized appreciation $45,170,524; gross unrealized depreciation $937,008). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$219,381,515	$—	$—
Preferred Stock	900,715	—	—
Affiliated Money Market Mutual Fund	17,478,464	—	—

Total	$237,760,694	$—	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace & Defense — 3.3%
11,600	Boeing Co. (The)	$ 856,892
12,500	Embraer SA, ADR (Brazil)	412,125
13,400	Lockheed Martin Corp.	1,164,058
44,200	Northrop Grumman Corp.	2,874,768
37,200	Rockwell Collins, Inc.(a)	2,190,336

		7,498,179

Auto Components — 1.3%
44,600	Johnson Controls, Inc.	1,386,614
11,200	Lear Corp.	548,800
18,100	Magna International, Inc. (Canada)	945,725

		2,881,139

Beverages — 1.5%
19,200	Molson Coors Brewing Co. (Class B Stock)(a)	867,456
34,500	PepsiCo, Inc.	2,513,325

		3,380,781

Biotechnology — 0.5%
12,400	Amgen, Inc.	1,059,704

Capital Markets — 1.2%
7,400	Goldman Sachs Group, Inc. (The)	1,094,164
27,700	State Street Corp.(a)	1,541,505

		2,635,669

Chemicals — 3.2%
4,100	CF Industries Holdings, Inc.	939,597
43,700	E.I. du Pont de Nemours & Co.	2,073,565
6,400	PPG Industries, Inc.(a)	882,368
30,100	Praxair, Inc.	3,322,137

		7,217,667

Commercial Banks — 5.0%
62,360	CIT Group, Inc.*	2,640,946
60,700	Fifth Third Bancorp(a)	988,803
36,700	PNC Financial Services Group, Inc.	2,268,060
66,900	Regions Financial Corp.	520,482
26,600	U.S. Bancorp	880,460
116,543	Wells Fargo & Co.	4,059,193

		11,357,944

Communication Equipment — 0.8%
88,100	Cisco Systems, Inc.	1,812,217

Computers & Peripherals — 2.6%
6,555	Apple, Inc.	2,984,557
177,500	Hewlett-Packard Co.	2,930,525

		5,915,082

Consumer Finance — 2.1%
67,990	Capital One Financial Corp.	3,829,197
49,600	SLM Corp.	837,744

		4,666,941

Diversified Consumer Services — 0.6%
64,000	H&R Block, Inc.	1,457,280

Diversified Financial Services — 7.1%
192,286	Bank of America Corp.	2,176,677
11,800	BlackRock, Inc.	2,788,104

59,693	Citigroup, Inc.	2,516,657
54,200	CME Group, Inc.	3,134,928
117,300	JPMorgan Chase & Co.	5,518,965

		16,135,331

Diversified Telecommunication Services — 1.7%
60,400	AT&T, Inc.	2,101,316
46,200	CenturyLink, Inc.	1,868,790

		3,970,106

Electric Utilities — 2.7%
40,300	American Electric Power Co., Inc.	1,825,187
19,600	Edison International	944,524
59,300	Exelon Corp.	1,864,392
48,000	PPL Corp.	1,453,920

		6,088,023

Electronic Equipment & Instruments — 2.8%
79,110	Agilent Technologies, Inc.	3,542,546
149,600	Corning, Inc.	1,795,200
25,025	TE Connectivity Ltd. (Switzerland)	972,972

		6,310,718

Energy Equipment & Services — 0.9%
12,000	Diamond Offshore Drilling, Inc.(a)	901,080
17,500	Ensco PLC (Class A Stock) (United Kingdom)	1,112,475

		2,013,555

Food & Staples Retailing — 3.1%
51,970	CVS Caremark Corp.	2,660,864
63,600	Kroger Co. (The)	1,761,720
10,200	Wal-Mart Stores, Inc.	713,490
47,608	Walgreen Co.(a)	1,902,416

		7,038,490

Food Products — 1.2%
57,300	ConAgra Foods, Inc.	1,873,137
7,700	General Mills, Inc.(a)	322,938
4,200	Kraft Foods Group, Inc.	194,124
12,600	Mondelez International, Inc. (Class A Stock)	350,154

		2,740,353

Healthcare Equipment & Supplies — 1.1%
38,900	Medtronic, Inc.	1,812,740
10,200	Zimmer Holdings, Inc.	760,920

		2,573,660

Healthcare Providers & Services — 3.1%
67,800	Aetna, Inc.(a)	3,269,994
38,000	CIGNA Corp.	2,216,920
22,300	WellPoint, Inc.	1,445,486

		6,932,400

Household Products — 0.8%
19,600	Kimberly-Clark Corp.	1,754,396

Independent Power Production — 0.5%
49,900	NRG Energy, Inc.	1,197,600

Industrial Conglomerates — 1.2%
121,300	General Electric Co.	2,702,564

Insurance — 7.3%
104,800	Allstate Corp. (The)	4,600,720
83,500	American International Group, Inc.*	3,158,805
95,940	Marsh & McLennan Cos., Inc.	3,403,951
62,869	MetLife, Inc.	2,347,529
11,600	Travelers Cos., Inc. (The)	910,136
80,200	Unum Group	1,869,462

9,900	XL Group PLC (Ireland)	274,428

		16,565,031

Leisure Equipment & Products — 0.3%
20,900	Mattel, Inc.	786,467

Machinery — 2.8%
8,900	Cummins, Inc.	1,021,987
2,935	Deere & Co.	276,066
62,200	Ingersoll-Rand PLC (Ireland)	3,196,458
21,500	PACCAR, Inc.(a)	1,011,790
8,900	Parker Hannifin Corp.	827,433

		6,333,734

Media — 3.1%
23,900	CBS Corp. (Class B Stock)	997,108
96,700	Comcast Corp. (Special Class A Stock)	3,551,791
62,900	Interpublic Group of Cos., Inc. (The)	761,719
36,500	Time Warner, Inc.	1,843,980

		7,154,598

Metals & Mining — 0.9%
55,300	Freeport-McMoRan Copper & Gold, Inc.	1,949,325

Multi-Utilities — 0.7%
52,200	Public Service Enterprise Group, Inc.	1,627,596

Multiline Retail — 2.0%
66,400	J.C. Penney Co., Inc.(a)	1,349,912
51,000	Kohl’s Corp.	2,360,790
21,700	Macy’s, Inc.	857,367

		4,568,069

Office Electronics — 0.8%
233,900	Xerox Corp.	1,873,539

Oil, Gas & Consumable Fuels — 10.0%
47,000	Chesapeake Energy Corp.(a)	948,460
22,800	Chevron Corp.	2,625,420
29,300	ConocoPhillips	1,699,400
78,500	Marathon Oil Corp.	2,638,385
18,900	Murphy Oil Corp.	1,124,928
46,500	National Oilwell Varco, Inc.	3,447,510
46,100	Phillips 66	2,792,277
25,300	Royal Dutch Shell PLC (Class A Stock), ADR (United Kingdom)	1,784,156
28,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	2,043,432
67,200	Total SA, ADR (France)	3,648,288

		22,752,256

Paper & Forest Products — 0.9%
47,600	International Paper Co.	1,971,592

Pharmaceuticals — 9.5%
61,300	Abbott Laboratories	2,076,844
76,500	AbbVie, Inc.	2,806,785
45,600	AstraZeneca PLC, ADR (United Kingdom)	2,197,008
25,000	Eli Lilly & Co.	1,342,250
78,500	Endo Health Solutions, Inc.*	2,485,310
53,200	Johnson & Johnson(a)	3,932,544
52,200	Merck & Co., Inc.	2,257,650
12,800	Novartis AG, ADR (Switzerland)(a)	868,096
100,900	Pfizer, Inc.	2,752,552
19,000	Sanofi, ADR (France)	924,920

		21,643,959

Professional Services — 0.3%
13,900	Manpower, Inc.(a)	715,850

Real Estate Investment Trusts — 0.8%
57,100	Annaly Capital Management, Inc.	849,077

42,500	Kimco Realty Corp.(a)	882,725

		1,731,802

Road & Rail — 0.3%
11,300	Norfolk Southern Corp.	778,231

Semiconductors & Semiconductor Equipment — 2.5%
83,600	Intel Corp.(a)	1,758,944
19,200	KLA-Tencor Corp.	1,054,272
88,400	Texas Instruments, Inc.	2,924,272

		5,737,488

Software — 5.1%
30,158	CA, Inc.	748,521
26,700	Cognizant Technology Solutions Corp. (Class A Stock)*	2,087,406
96,000	Electronic Arts, Inc.*(a)	1,510,080
267,100	Microsoft Corp.	7,337,237

		11,683,244

Specialty Retail — 0.7%
18,500	Lowe’s Cos., Inc.	706,515
61,600	Staples, Inc.(a)	830,368

		1,536,883

Tobacco — 0.4%
25,500	Altria Group, Inc.	858,840

Wireless Telecommunication Services — 1.0%
80,400	Vodafone Group PLC, ADR (United Kingdom)	2,196,528

	TOTAL LONG-TERM INVESTMENTS (cost $188,055,084)	221,804,831

SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
31,557,809	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $31,557,809; includes $27,072,920 of cash collateral for securities on loan)(b)(w)	31,557,809

	TOTAL INVESTMENTS — 111.6% (cost $219,612,893)(p)	253,362,640
	Liabilities in excess of other assets — (11.6)%	(26,237,607)

	NET ASSETS — 100%	$ 227,125,033

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

SLM—Student Loan Mortgage

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,282,406; cash collateral of $27,072,920 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $226,686,396; accordingly, net unrealized appreciation on investments for federal income tax purposes was $26,676,244 (gross unrealized appreciation $31,419,145; gross unrealized depreciation $4,742,901). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$221,804,831	$—	$—
Affiliated Money Market Mutual Fund	31,557,809	—	—

Total	$253,362,640	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Advertising — 0.2%
14,765	Millennial Media, Inc.*	$ 170,388

Aerospace & Defense — 1.5%
23,794	Triumph Group, Inc.	1,674,384

Airlines — 1.3%
127,084	JetBlue Airways Corp.*(a)	738,358
12,645	Spirit Airlines, Inc.*	245,187
29,562	US Airways Group, Inc.*(a)	422,145

		1,405,690

Automotive Parts — 0.5%
8,754	WABCO Holdings, Inc.*	548,526

Banks — 1.7%
6,180	Cardinal Financial Corp.	100,981
42,279	Citizens Republic Bancorp, Inc.*	863,337
18,642	CoBiz Financial, Inc.	152,119
18,750	First Horizon National Corp.(a)	191,438
3,750	Signature Bank*	277,237
30,771	Susquehanna Bancshares, Inc.	351,405

		1,936,517

Biotechnology — 4.6%
26,340	Acorda Therapeutics, Inc.*	760,699
7,542	Aegerion Pharmaceuticals, Inc.*(a)	213,514
16,507	Alnylam Pharmaceuticals, Inc.*	398,314
40,362	Ariad Pharmaceuticals, Inc.*	802,397
13,972	Exact Sciences Corp.*	153,971
84,999	Halozyme Therapeutics, Inc.*	568,643
13,730	Incyte Corp.*(a)	252,357
26,128	NPS Pharmaceuticals, Inc.*	230,972
17,767	Seattle Genetics, Inc.*(a)	523,238
22,455	United Therapeutics Corp.*(a)	1,210,100
9,059	Verastem, Inc.*(a)	90,228

		5,204,433

Building Materials — 2.4%
17,602	Apogee Enterprises, Inc.	430,369
3,607	Eagle Materials, Inc.	233,625
21,554	Texas Industries, Inc.*(a)	1,225,129
9,602	Trex Co., Inc.*	405,685
13,955	USG Corp.*(a)	410,138

		2,704,946

Chemicals — 2.9%
24,059	Axiall Corp.(a)	1,351,635
49,029	Huntsman Corp.	864,381
18,747	Quaker Chemical Corp.	1,071,766

		3,287,782

Clothing & Apparel — 0.1%
9,051	Crocs, Inc.*	134,498

Commercial Banks — 2.3%
13,403	Bank of the Ozarks, Inc.	486,797
20,830	Home Loan Servicing Solutions Ltd.	452,844
5,992	SVB Financial Group*	397,689
8,644	Texas Capital Bancshares, Inc.*(a)	357,862
13,370	UMB Financial Corp.	591,890

13,942	Walker & Dunlop, Inc.*	299,474

		2,586,556

Commercial Services — 5.7%
837	Bright Horizons Family Solutions, Inc.*(a)	23,436
53,493	Geo Group, Inc. (The)	1,744,941
8,080	HMS Holdings Corp.*	220,261
198,480	Monster Worldwide, Inc.*(a)	1,151,184
31,733	PAREXEL International Corp.*	1,074,162
17,879	Sotheby’s	642,214
7,424	United Rentals, Inc.*(a)	375,803
31,250	Waste Connections, Inc.(a)	1,125,625

		6,357,626

Computer Services & Software — 2.5%
2,140	3D Systems Corp.*(a)	123,799
66,619	Fortinet, Inc.*	1,571,542
18,970	Fusion-io, Inc.*(a)	331,596
39,872	Riverbed Technology, Inc.*	773,517

		2,800,454

Construction & Engineering — 0.1%
5,920	Mistras Group, Inc.*	130,358

Distribution/Wholesale — 1.2%
7,770	MWI Veterinary Supply, Inc.*	872,649
6,850	WESCO International, Inc.*(a)	499,570

		1,372,219

Diversified Financial Services — 0.1%
2,470	Financial Engines, Inc.*(a)	82,152

Electronic Components — 1.3%
20,500	Coherent, Inc.	1,135,905
10,743	FARO Technologies, Inc.*	356,775

		1,492,680

Electronic Components & Equipment — 2.6%
20,446	General Cable Corp.*	687,394
52,495	InvenSense, Inc.*(a)	766,427
11,447	Universal Display Corp.*(a)	318,456
31,170	Universal Electronics, Inc.*	595,347
15,046	Woodward, Inc.	577,917

		2,945,541

Entertainment & Leisure — 3.6%
28,310	Bally Technologies, Inc.*	1,363,410
17,580	Black Diamond, Inc.*	134,487
7,938	Carmike Cinemas, Inc.*	126,611
8,387	Multimedia Games Holding Co., Inc.*	142,076
42,962	Pinnacle Entertainment, Inc.*	668,059
108,653	SHFL Entertainment, Inc.*	1,608,064

		4,042,707

Food — 1.9%
12,109	Boulder Brands, Inc.*	162,624
20,200	Fresh Market, Inc. (The)*(a)	987,578
57,075	WhiteWave Foods Co. (Class A Stock)(a)	924,044

		2,074,246

Hand/Machine Tools — 0.8%
11,827	Regal-Beloit Corp.	877,090

Healthcare Products — 2.5%
5,422	Abaxis, Inc.	209,940
5,755	Conceptus, Inc.*	118,898
11,070	Cooper Cos., Inc. (The)	1,121,945
14,014	Female Health Co. (The)	107,347
7,870	Greatbatch, Inc.*	208,870
10,667	HeartWare International, Inc.*	964,083

1,968	Merit Medical Systems, Inc.*	27,296
4,959	PhotoMedex, Inc.*(a)	70,269

		2,828,648

Healthcare Services — 2.6%
18,473	Acadia Healthcare Co., Inc.*	472,355
21,486	Air Methods Corp.(a)	939,368
27,130	Centene Corp.*	1,170,931
6,707	IPC The Hospitalist Co., Inc.*	285,986

		2,868,640

Home Builders — 1.9%
44,590	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	254,609
36,195	Meritage Homes Corp.*	1,601,266
31,786	Standard Pacific Corp.*(a)	263,824

		2,119,699

Hotels & Motels — 0.6%
62,113	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	721,753

Insurance — 1.1%
32,947	Validus Holdings Ltd. (Bermuda)	1,199,600

Internet Services — 2.9%
6,468	Angie’s List, Inc.*	81,174
20,857	Brightcove, Inc.*(a)	175,616
17,302	ExactTarget, Inc.*(a)	380,471
7,536	HomeAway, Inc.*(a)	180,638
19,650	Pandora Media, Inc.*(a)	226,368
25,316	Saba Software, Inc.*	234,426
1,593	Shutterstock, Inc.	40,191
9,020	Sourcefire, Inc.*(a)	384,252
28,184	TIBCO Software, Inc.*	660,633
31,842	Trulia, Inc.*(a)	837,126

		3,200,895

Investment Company — 0.4%
41,930	KKR Financial Holdings LLC	460,811

Machinery & Equipment — 2.0%
7,753	Chart Industries, Inc.*	513,171
3,160	Middleby Corp.*	446,698
38,296	Terex Corp.*(a)	1,240,024

		2,199,893

Manufacturing — 0.7%
18,378	Colfax Corp.*(a)	819,843

Media — 0.2%
13,919	Sinclair Broadcast Group, Inc. (Class A Stock)	191,804

Medical Supplies & Equipment — 3.7%
36,120	ArthroCare Corp.*	1,315,852
10,586	Cepheid, Inc.*(a)	383,425
22,368	Sirona Dental Systems, Inc.*	1,486,801
25,085	Thoratec Corp.*	916,355

		4,102,433

Metal Fabricate/Hardware — 1.0%
39,126	RTI International Metals, Inc.*	1,111,178

Metals & Mining — 0.7%
6,680	Allied Nevada Gold Corp.*	158,249
25,444	Northwest Pipe Co.*	627,195

		785,444

Miscellaneous Manufacturers — 1.0%
42,190	Hexcel Corp.*	1,130,270

Oil & Gas Services — 2.8%
28,497	Geospace Technologies Corp.*	2,569,289
25,300	Thermon Group Holdings, Inc.*	612,260

		3,181,549

Oil, Gas & Consumable Fuels — 5.6%
6,890	Cheniere Energy, Inc.*(a)	146,275
7,058	Diamondback Energy, Inc.	158,240
8,536	Dril-Quip, Inc.*	692,184
35,667	Gulfport Energy Corp.*	1,471,977
17,462	Kodiak Oil & Gas Corp. (Canada)*	160,651
26,434	Lufkin Industries, Inc.(a)	1,530,793
74,030	Magnum Hunter Resources Corp.*(a)	299,081
37,469	Oasis Petroleum, Inc.*	1,344,388
20,994	Ocean Rig UDW, Inc. (Marshall Islands)*	362,776
11,062	Rex Energy Corp.*	145,244

		6,311,609

Pharmaceuticals — 6.5%
19,393	Achillion Pharmaceuticals, Inc.*(a)	174,149
28,053	Akorn, Inc.*	367,214
9,470	BioMarin Pharmaceutical, Inc.*(a)	519,808
25,495	BioScrip, Inc.*	286,309
13,740	Catamaran Corp. (Canada)*	712,969
5,950	Infinity Pharmaceuticals, Inc.*	204,977
8,290	Jazz Pharmaceuticals PLC (Ireland)*(a)	467,473
4,590	Medivation, Inc.*	249,512
36,064	Natural Grocers by Vitamin Cottage, Inc.	740,755
12,047	Onyx Pharmaceuticals, Inc.*	933,883
25,080	Regulus Therapeutics, Inc.	150,731
3,440	Sagent Pharmaceuticals, Inc.*	54,696
23,681	Salix Pharmaceuticals Ltd.*	1,134,320
11,336	Sarepta Therapeutics, Inc.*(a)	306,639
4,268	Synageva BioPharma Corp.*(a)	197,438
33,178	Theravance, Inc.*(a)	738,210

		7,239,083

Real Estate Investment Trusts — 1.6%
34,951	Glimcher Realty Trust	388,655
20,633	Redwood Trust, Inc.(a)	394,090
18,201	Summit Hotel Properties, Inc.	167,267
63,830	Two Harbors Investment Corp.(a)	792,769

		1,742,781

Restaurants — 0.8%
23,583	BJ’s Restaurants, Inc.*(a)	753,949
5,229	Red Robin Gourmet Burgers, Inc.*	193,316

		947,265

Retail — 6.6%
18,648	Cash America International, Inc.	893,426
47,234	Chico’s FAS, Inc.	846,905
14,973	Chuy’s Holdings, Inc.*	424,934
19,000	Fifth & Pacific Cos, Inc.*	286,900
41,890	Genesco, Inc.*(a)	2,611,004
7,942	GNC Holdings, Inc. (Class A Stock)	285,435
9,187	Tile Shop Holdings, Inc.*(a)	168,949
31,558	Vitamin Shoppe, Inc.*	1,927,563

		7,445,116

Retail & Merchandising — 2.9%
4,928	Body Central Corp.*	39,178
1,364	Five Below, Inc.*	50,468

44,859	Francesca’s Holdings Corp.*(a)	1,273,995
2,844	Hibbett Sports, Inc.*	149,765
8,035	Mattress Firm Holding Corp.*(a)	225,301
20,998	Steven Madden Ltd.*	967,588
14,312	Tilly’s, Inc. (Class A Stock)(a)	212,104
2,860	Ulta Salon Cosmetics & Fragrance, Inc.	279,765

		3,198,164

Semiconductors — 3.2%
36,372	Cavium, Inc.*(a)	1,216,280
17,535	EZchip Semiconductor Ltd. (Israel)*(a)	539,903
4,401	Inphi Corp.*	35,340
4,130	Microsemi Corp.*	86,399
6,891	Peregrine Semiconductor Corp.*	82,554
57,963	Teradyne, Inc.*(a)	936,682
22,457	Veeco Instruments, Inc.*(a)	706,273

		3,603,431

Software — 5.4%
40,990	Compuware Corp.*	476,304
8,584	Concur Technologies, Inc.*(a)	574,270
27,366	Cornerstone OnDemand, Inc.*(a)	894,321
14,086	Demandware, Inc.*(a)	447,794
3,789	EPAM Systems, Inc.	78,508
19,370	Guidewire Software, Inc.*	641,534
4,175	Infoblox, Inc.*(a)	78,699
15,122	Jive Software, Inc.*(a)	231,820
58,719	MedAssets, Inc.*	1,147,956
7,997	Omnicell, Inc.*	126,353
47,223	QLIK Technologies, Inc.*	1,048,823
3,439	Ultimate Software Group, Inc.*	349,196

		6,095,578

Telecommunications — 3.0%
7,568	8x8, Inc.*	50,100
19,809	Aruba Networks, Inc.*(a)	456,399
9,750	Finisar Corp.*(a)	151,125
21,856	IPG Photonics Corp.(a)	1,431,131
14,640	Ixia*	278,014
28,039	NICE Systems Ltd., ADR (Israel)*	1,034,359

		3,401,128

Thrifts & Mortgage Finance — 0.1%
8,857	Pacific Premier Bancorp, Inc.*	102,121

Transportation — 1.9%
13,467	Atlas Air Worldwide Holdings, Inc.*	607,227
14,727	Landstar System, Inc.	840,028
49,720	Quality Distribution, Inc.*	368,425
17,532	Roadrunner Transportation Systems, Inc.*	352,569

		2,168,249

	TOTAL LONG-TERM INVESTMENTS (cost $84,043,358)	111,005,778

SHORT-TERM INVESTMENT — 19.3%
AFFILIATED MONEY MARKET MUTUAL FUND
21,580,990	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $21,580,990; includes $20,366,324 of cash collateral for securities on loan)(b)(w)	21,580,990

	TOTAL INVESTMENTS — 118.3% (cost $105,624,348)(p)	132,586,768
	Liabilities in excess of other assets — (18.3)%	(20,492,013)

	NET ASSETS — 100%	$ 112,094,755

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,972,482; cash collateral of $20,366,324 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $106,093,053; accordingly, net unrealized appreciation on investments for federal income tax purposes was $26,493,715 (gross unrealized appreciation $29,395,966; gross unrealized depreciation $2,902,251). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$111,005,778	$—	$—
Affiliated Money Market Mutual Fund	21,580,990	—	—

Total	$132,586,768	$—	$—

Small Capitalization Value Portfolio

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS — 94.4%
Aerospace & Defense — 3.0%
76,300	AAR Corp.	$ 1,438,255
76,300	Alliant Techsystems, Inc.	4,938,136
161,217	Curtiss-Wright Corp.	5,747,386
73,700	Elbit Systems Ltd. (Israel)	2,816,077
5,000	Esterline Technologies Corp.*	331,950
372,400	Hexcel Corp.*(a)	9,976,596
19,100	LMI Aerospace, Inc.*	422,110
2,200	MA-COM Technology Solutions Holdings, Inc.*	37,268
123,975	Moog, Inc. (Class A Stock)*	5,430,105
94,704	Teledyne Technologies, Inc.*	6,464,495
44,204	Triumph Group, Inc.	3,110,636

		40,713,014

Air Freight & Logistics — 0.3%
96,750	Atlas Air Worldwide Holdings, Inc.*	4,362,458

Airlines — 0.2%
18,100	Alaska Air Group, Inc.*	834,953
100,400	Republic Airways Holdings, Inc.*	842,356
27,600	SkyWest, Inc.	348,864

		2,026,173

Auto Parts and Equipment — 0.2%
91,003	Cooper Tire & Rubber Co.	2,316,936
8,200	Standard Motor Products, Inc.	190,322

		2,507,258

Banks — 2.5%
1,690	1st Source Corp.	38,194
2,100	BancFirst Corp.	85,890
1,200	Bank of Kentucky Financial Corp.	31,500
4,300	Bank of the Ozarks, Inc.	156,176
9,400	BBCN Bancorp, Inc.	113,646
1,300	Camden National Corp.	43,875
77,385	Cardinal Financial Corp.	1,264,471
9,400	Cathay General Bancorp	182,454
5,700	Central Pacific Financial Corp.*	91,827
3,900	Chemical Financial Corp.	94,809
7,400	City Holding Co.	279,646
10,700	CoBiz Financial, Inc.	87,312
4,300	Community Bank System, Inc.	122,120
6,900	Community Trust Bancorp, Inc.	232,599
55,862	Eagle Bancorp, Inc.*	1,260,247
6,200	East West Bancorp, Inc.	145,390
2,366	Fidelity Southern Corp.*	26,480
7,900	Financial Institutions, Inc.	158,711
12,500	First Financial Bancorp	191,125
6,200	FNB United Corp.*(a)	68,324
2,400	Great Southern Bancorp, Inc.	59,664
180,944	Hancock Holding Co.	5,468,128
57,712	Hanmi Financial Corp.*	949,362
4,650	Horizon Bancorp	92,674
31,948	IBERIABANK Corp.	1,645,003
7,300	Independent Bank Corp.(a)	226,227
4,200	Lakeland Financial Corp.	102,648
11,600	MainSource Financial Group, Inc.	160,080
5,300	MetroCorp Bancshares, Inc.*	53,424
340,300	Old National Bancorp	4,546,408
85,482	Oriental Financial Group, Inc. (Puerto Rico)(a)	1,228,376
17,900	Park Sterling Corp.*	101,672

6,800	Peoples Bancorp, Inc.	147,560
33,300	Pinnacle Financial Partners, Inc.*	714,951
3,100	Preferred Bank*	46,593
3,751	Republic Bancorp, Inc. (Class A Stock)	84,285
8,800	Sierra Bancorp	109,648
4,998	Southside Bancshares, Inc.(a)	105,658
31,700	Southwest Bancorp, Inc.*	406,077
7,000	Sterling Financial Corp.	151,130
4,500	Taylor Capital Group, Inc.*	78,075
114,953	TCF Financial Corp.(a)	1,570,258
500	Trico Bancshares	8,240
176,085	United Bankshares, Inc.(a)	4,488,407
10,700	Virginia Commerce Bancorp, Inc.*	140,598
3,200	Washington Trust Bancorp, Inc.	84,352
220,375	Webster Financial Corp.	4,903,344
5,100	WesBanco, Inc.	118,269
12,200	West Bancorp, Inc.	135,054
5,160	West Coast Bancorp	122,395
48,300	Wilshire Bancorp, Inc.*	296,562
1,300	WSFS Financial Corp.	59,111

		33,079,029

Biotechnology — 0.1%
3,100	Ariad Pharmaceuticals, Inc.*	61,628
28,200	Cambrex Corp.*	331,350
9,700	Celldex Therapeutics, Inc.*	72,362
12,800	Incyte Corp.*(a)	235,264
123,700	Lexicon Pharmaceuticals, Inc.*	263,481
7,900	Puma Biotechnology, Inc.*	182,806

		1,146,891

Broadcasting — 0.1%
64,400	Entercom Communications Corp. (Class A Stock)*(a)	511,336
53,000	LIN TV Corp. (Class A Stock)*	565,510

		1,076,846

Building Materials — 0.3%
3,200	LSI Industries, Inc.	23,168
110,900	URS Corp.	4,600,132

		4,623,300

Building Products — 0.5%
21,250	A.O. Smith Corp.	1,472,200
78,475	Lennox International, Inc.	4,513,097

		5,985,297

Business Services
2,900	ABM Industries, Inc.	63,568

Capital Markets — 0.8%
239,875	Raymond James Financial, Inc.	10,705,621

Chemicals — 3.6%
14,500	Axiall Corp.(a)	814,610
105,300	Cabot Corp.	3,941,379
14,550	Cytec Industries, Inc.	1,066,515
3,100	Fuller (H.B.) Co.	121,148
53,831	Huntsman Corp.	949,041
107,669	Innophos Holdings, Inc.	5,444,821
1,400	Innospec, Inc.	56,350
45,480	Intrepid Potash, Inc.	1,059,684
122,875	Kraton Performance Polymers, Inc.*	3,225,469
140,600	Methanex Corp. (Canada)	5,041,213
15,800	NewMarket Corp.	4,031,528
42,617	Olin Corp.	991,271
4,300	PolyOne Corp.	93,912
135,431	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	5,921,043
144,740	Sensient Technologies Corp.	5,514,594
140,800	Valspar Corp. (The)	9,332,224
10,500	Zep, Inc.	153,300

		47,758,102

Clothing & Apparel — 0.2%
58,046	G & K Services, Inc. (Class A Stock)	2,324,162
2,900	G-III Apparel Group Ltd.*	104,081
27,700	Iconix Brand Group, Inc.*(a)	666,185
3,500	RG Barry Corp.	46,830

		3,141,258

Commercial Banks — 4.1%
358,150	Associated Banc-Corp.	5,110,800
49,614	BancorpSouth, Inc.	719,403
92,800	Bank of Hawaii Corp.(a)	4,462,752
5,100	Banner Corp	154,020
2,000	Center Bancorp, Inc.	23,960
6,700	Citizens & Northern Corp.	133,330
1,300	CNB Financial Corp.	22,087
11,000	Enterprise Financial Services Corp.	147,510
800	First Bancorp, Inc.	13,248
19,500	First Busey Corp.	88,530
2,400	First Financial Corp.	72,408
181,456	First Horizon National Corp.(a)	1,852,666
544,900	First Niagara Financial Group, Inc.	4,272,016
1,300	First of Long Island Corp. (The)	37,908
540,297	FirstMerit Corp.(a)	8,228,723
571,700	Fulton Financial Corp.	6,225,813
1,300	German American Bancorp, Inc.	29,029
696	Hudson Valley Holding Corp.	10,649
1,300	Merchants Bancshares, Inc.	36,816
102,460	National Penn Bancshares, Inc.	998,985
207,825	Prosperity Bancshares, Inc.	9,374,986
2,400	S.Y. Bancorp, Inc.	54,264
132,243	Susquehanna Bancshares, Inc.	1,510,215
423,283	Trustmark Corp.	9,790,536
90,962	Zions Bancorp.(a)	2,121,234

		55,491,888

Commercial Services — 0.3%
1,800	Bright Horizons Family Solutions, Inc.*	50,400
2,400	Carriage Services, Inc.	33,552
102,800	Cenveo, Inc.*(a)	257,000
48,400	Corinthian Colleges, Inc.*(a)	119,064
2,800	Gartner, Inc.*	144,228
7,400	Mac-Gray Corp.	89,318
48,825	Matthews International Corp. (Class A Stock)	1,599,507
7,900	Performant Financial Corp.*	100,330
36,100	Quad/Graphics, Inc.(a)	783,370
3,400	RPX Corp.*	35,462
22,900	Stewart Enterprises, Inc. (Class A Stock)	188,925
2,700	TeleTech Holdings, Inc.*	50,490

		3,451,646

Commercial Services & Supplies — 2.3%
169,500	Brink’s Co. (The)	5,054,490
149,425	Corrections Corp. of America	5,661,713
25,757	DFC Global Corp.*(a)	496,080
281,500	Ennis, Inc.	4,394,215
310,668	KAR Auction Services, Inc.	6,626,548
128,050	McGrath RentCorp	3,827,415
12,800	Navigant Consulting, Inc.*	147,584
46,800	PHH Corp.*(a)	1,023,984
41,900	UniFirst Corp.	3,424,906

		30,656,935

Computer Hardware
8,800	Aspen Technology, Inc.*	269,280
5,880	Radisys Corp.*	22,932

		292,212

Computer Services & Software — 0.7%
10,500	Electronics for Imaging, Inc.*	237,510
5,600	Fusion-io, Inc.*(a)	97,888
140,700	Global Payments, Inc.	6,930,882
7,900	Mantech International Corp. (Class A Stock)(a)	194,893
3,400	NetScout Systems, Inc.*	88,502
13,600	Spansion, Inc. (Class A Stock)*	156,400
17,200	SYNNEX Corp.*	618,340
25,577	Synopsys, Inc.*	855,295
15,100	Unisys Corp.*	335,371
32,155	Xyratex Ltd. (Bermuda)	299,041

		9,814,122

Computers & Peripherals — 0.5%
206,394	Diebold, Inc.	6,076,239

Construction & Engineering — 0.8%
24,500	EMCOR Group, Inc.	890,085
81,000	KBR, Inc.	2,528,820
190,475	MasTec, Inc.*(a)	5,390,443
102,908	McDermott International, Inc. (Panama)*	1,252,390
7,400	Michael Baker Corp.	190,106
101,679	Orion Marine Group, Inc.*	793,096
5,300	Tutor Perini Corp.*	87,927
7,300	VSE Corp.	175,273

		11,308,140

Consumer Finance — 1.2%
227,957	Cash America International, Inc.	10,921,420
95,125	First Cash Financial Services, Inc.*	5,071,114

		15,992,534

Consumer Products & Services — 1.2%
9,900	American Greetings Corp. (Class A Stock)(a)	158,400
20,658	Central Garden & Pet Co.*	198,317
53,949	Central Garden & Pet Co. (Class A Stock)*	518,989
64,061	Convergys Corp.	1,090,318
5,400	GP Strategies Corp.*	115,560
169,900	Helen of Troy Ltd. (Bermuda)*	6,150,380
97,246	Snap-on, Inc.	7,878,871

		16,110,835

Containers & Packaging — 2.1%
26,900	Berry Plastics Group, Inc.*	472,902
54,200	Graphic Packaging Holding Co.*	379,942
36,357	Greif, Inc. (Class A Stock)	1,708,052
68,660	Owens-Illinois, Inc.*	1,634,108
127,250	Packaging Corp of America	4,890,218
54,800	Rock-Tenn Co. (Class A Stock)	4,326,460
229,275	Silgan Holdings, Inc.	9,835,897
143,200	Sonoco Products Co.	4,437,768

		27,685,347

Cosmetics/Personal Care
4,800	Revlon, Inc. (Class A Stock)*	75,600

Distribution/Wholesale
13,800	United Stationers, Inc.	460,092

Diversified Financial Services — 0.6%
93,155	Cowen Group, Inc. (Class A Stock)*	247,792
53,551	Federated Investors, Inc. (Class B Stock)	1,267,017
150,225	LPL Financial Holdings, Inc.	5,002,493
15,800	Piper Jaffray Cos., Inc.*	611,934
25,200	SeaCube Container Leasing Ltd. (Bermuda)	578,844
14,438	SWS Group, Inc.*	95,146

		7,803,226

Drugs & Healthcare — 0.5%
95,300	Covance, Inc.*	6,357,463

Electric Utilities — 2.1%
2,400	Chesapeake Utilities Corp.	113,904
65,998	Cleco Corp.	2,821,415
126,636	El Paso Electric Co.	4,266,367
8,800	Empire District Electric Co. (The)	186,648
156,110	Great Plains Energy, Inc.	3,340,754
84,610	IDACORP, Inc.	3,926,750
3,700	MGE Energy, Inc.	193,843
269,850	Portland General Electric Co.	7,750,092
3,600	UIL Holdings Corp.	133,956
15,200	UNS Energy Corp.	688,408
153,202	Westar Energy, Inc.(a)	4,606,784

		28,028,921

Electrical Equipment — 1.3%
145,827	Belden, Inc.	7,021,570
213,700	EnerSys*	8,746,741
40,991	General Cable Corp.*	1,378,117
3,900	Regal-Beloit Corp.	289,224

		17,435,652

Electronic Equipment & Instruments — 0.5%
212,600	Digital River, Inc.*	3,086,952
5,000	FEI Co.	304,800
81,100	Sanmina Corp.*	772,072
34,350	ScanSource, Inc.*	998,211
149,830	Vishay Intertechnology, Inc.*(a)	1,646,632

		6,808,667

Electronic Equipment, Instrument & Components — 0.6%
350,700	AVX Corp.	3,994,473
105,700	GrafTech International Ltd.*(a)	1,014,720
136,600	Jabil Circuit, Inc.	2,583,106

		7,592,299

Electronics — 2.5%
5,600	Benchmark Electronics, Inc.*	98,336
203,200	Checkpoint Systems, Inc.*	2,450,592
124,101	Coherent, Inc.	6,876,437
271,100	FLIR Systems, Inc.	6,444,047
12,500	GSI Group, Inc. (Canada)*	118,750
131,034	Itron, Inc.*	6,078,667
153,815	Littelfuse, Inc.	9,845,698
6,300	Newport Corp.*	90,846
10,100	Sypris Solutions, Inc.	41,814
42,124	Watts Water Technologies, Inc. (Class A Stock)	1,941,916

		33,987,103

Energy - Alternate Sources
1,200	FutureFuel Corp.	15,300
35,000	Green Plains Renewable Energy, Inc.*	273,350
10,049	Renewable Energy Group, Inc.*	68,132

		356,782

Energy Equipment & Services — 3.0%
277,327	Bristow Group, Inc.	15,802,093
157,078	Key Energy Services, Inc.*	1,277,044
190,518	Lufkin Industries, Inc.	11,032,897
67,750	Oil States International, Inc.*	5,256,045
288,025	Precision Drilling Corp. (Canada)(a)	2,635,429
94,000	Tidewater, Inc.	4,621,980

		40,625,488

Entertainment & Leisure — 0.8%
4,000	Carmike Cinemas, Inc.*	63,800
15,300	Isle of Capri Casinos, Inc.*	107,559
164,300	Life Time Fitness, Inc.*(a)	8,334,939
2,900	National CineMedia, Inc.	44,312
80,109	Scientific Games Corp. (Class A Stock)*	712,169
9,900	Speedway Motorsports, Inc.	161,964
45,305	WMS Industries, Inc.*	1,121,299

		10,546,042

Environmental Control — 0.1%
12,200	CECO Environmental Corp.	134,932
157,500	EnergySolutions, Inc.*	603,225
4,300	Metalico, Inc.*	8,299

		746,456

Environmental Services — 0.3%
83,798	Darling International, Inc.*	1,413,672
89,305	Tetra Tech, Inc.*	2,559,482

		3,973,154

Financial — Bank & Trust — 0.5%
6,300	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	146,160
82,744	Boston Private Financial Holdings, Inc.	765,382
31,987	Citizens Republic Bancorp, Inc.*	653,175
20,100	First BanCorp (Puerto Rico)*(a)	103,113
2,900	First BanCorp (United States)	36,830
7,300	First Merchants Corp.	109,865
183,733	First Midwest Bancorp, Inc.	2,327,897
6,300	Flushing Financial Corp.	99,792
30,200	FNB Corp.	350,018
6,500	Heartland Financial USA, Inc.	153,985
10,910	Lakeland Bancorp, Inc.	106,373
1,700	Park National Corp.(a)	111,265
48,080	Prospect Capital Corp.	542,342
5,600	StellarOne Corp.	83,720
250,845	Synovus Financial Corp.	647,180
2,000	Tompkins Financial Corp.	81,820

		6,318,917

Financial Services — 1.1%
1,700	Alliance Financial Corp.	75,837
4,300	Berkshire Hills Bancorp, Inc.	104,060
37,300	BGC Partners, Inc. (Class A Stock)	148,827
46,100	CVB Financial Corp.	507,100
31,900	Deluxe Corp.(a)	1,173,601
168,500	Eaton Vance Corp.	6,099,700
13,000	Encore Capital Group, Inc.*(a)	391,170
61,200	First Commonwealth Financial Corp.	432,684
11,600	First Community Bancshares, Inc.	185,020
39,600	National Financial Partners Corp.*(a)	697,356
6,300	NBT Bancorp, Inc.	130,662
14,600	Nelnet, Inc. (Class A Stock)	444,278
4,600	OceanFirst Financial Corp.	65,274
46,000	Ocwen Financial Corp.*	1,792,620
74,815	PacWest Bancorp	2,055,916
9,100	Provident Financial Services, Inc.	134,953
8,000	Renasant Corp.	155,600
1,400	Suffolk Bancorp*	19,362
10,400	Trustco Bank Corp.	55,016
8,800	World Acceptance Corp.*(a)	682,440

		15,351,476

Food & Staples Retailing — 1.3%
105,500	Andersons, Inc. (The)	4,974,325
46,872	Casey’s General Stores, Inc.	2,565,305

117,600	Harris Teeter Supermarkets, Inc.	4,879,224
109,400	Weis Markets, Inc.	4,404,444

		16,823,298

Food Products — 0.8%
105,500	Cal-Maine Foods, Inc.	4,397,240
100,267	Ingredion, Inc.	6,624,641

		11,021,881

Foods — 0.9%
87,138	Dole Food Co., Inc.*	970,717
84,650	Post Holdings, Inc.*	3,215,854
19,800	Sanderson Farms, Inc.	999,504
35,000	Spartan Stores, Inc.	568,400
20,665	TreeHouse Foods, Inc.*	1,093,798
105,400	United Natural Foods, Inc.*	5,689,492
6,700	WhiteWave Foods Co. (Class A Stock)*(a)	108,473

		12,646,238

Furniture
8,200	Knoll, Inc.	135,956

Gas Utilities — 2.6%
66,700	AGL Resources, Inc.	2,788,060
235,950	Atmos Energy Corp.	8,815,092
135,590	South Jersey Industries, Inc.	7,359,825
14,900	Southwest Gas Corp.	663,646
290,508	Swift Energy Co.*(a)	4,377,956
129,700	UGI Corp.	4,570,628
155,568	WGL Holdings, Inc.	6,522,966

		35,098,173

Hand/Machine Tools — 0.6%
126,000	Franklin Electric Co., Inc.	8,381,520

Healthcare Equipment & Supplies — 2.1%
175,478	Cantel Medical Corp.	5,511,764
45,300	Cooper Cos., Inc. (The)	4,591,155
20,000	Greatbatch, Inc.*	530,800
44,804	Invacare Corp.	704,767
125,200	STERIS Corp.	4,723,796
166,280	Teleflex, Inc.(a)	12,471,000

		28,533,282

Healthcare Products — 0.8%
9,806	Integra LifeSciences Holdings Corp.*(a)	413,323
245,100	PSS World Medical, Inc.*(a)	7,090,743
47,950	Sirona Dental Systems, Inc.*	3,187,236

		10,691,302

Healthcare Providers & Services — 0.3%
146,100	Owens & Minor, Inc.(a)	4,472,121

Healthcare Services — 2.0%
14,523	Almost Family, Inc.	290,750
178,000	Amedisys, Inc.*	1,979,360
55,460	AmSurg Corp.*	1,730,907
71,791	Centene Corp.*	3,098,500
103,300	Five Star Quality Care, Inc.*	584,678
378,225	Health Management Associates, Inc. (Class A Stock)*	3,948,669
27,500	HealthSouth Corp.*	656,150
167,000	Healthways, Inc.*	1,756,840
57,750	LifePoint Hospitals, Inc.*	2,524,253
106,083	MEDNAX, Inc.*(a)	9,076,461
6,700	Molina Healthcare, Inc.*	192,357
6,000	Select Medical Holdings Corp.	58,440
58,200	Skilled Healthcare Group, Inc. (Class A Stock)*	309,624
28,600	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	516,802

		26,723,791

Holding Companies
9,300	National Bank Holdings Corp. (Class A Stock)	167,865

Home Builders — 0.6%
6,200	KB Home	118,234
8,800	MDC Holdings, Inc.	346,016
159,000	Meritage Homes Corp.*	7,034,160

		7,498,410

Home Furnishings — 0.1%
47,069	Ethan Allen Interiors, Inc.	1,360,765
27,600	Kimball International, Inc. (Class B Stock)	298,080

		1,658,845

Hotels, Restaurants & Leisure — 1.4%
117,600	Choice Hotels International, Inc.(a)	4,238,304
77,000	Cracker Barrel Old Country Store, Inc.	4,991,140
291,247	International Game Technology	4,476,466
165,200	International Speedway Corp. (Class A Stock)	4,528,132

		18,234,042

Household Durables — 0.9%
196,106	Harman International Industries, Inc.	8,781,627
64,400	Ryland Group, Inc. (The)(a)	2,557,968

		11,339,595

Household Products — 0.2%
6,600	Lifetime Brands, Inc.	70,224
51,925	WD-40 Co.	2,773,834

		2,844,058

Industrial Products — 0.2%
50,704	Brady Corp. (Class A Stock)	1,769,062
39,832	Kaydon Corp.	987,834

		2,756,896

Insurance — 4.9%
36,391	Alterra Capital Holdings Ltd. (Bermuda)	1,108,834
488,544	American Equity Investment Life Holding Co.(a)	6,585,573
105,300	American Financial Group, Inc.	4,481,568
4,600	American Safety Insurance Holdings Ltd. (Bermuda)	91,908
16,400	AMERISAFE, Inc.*	469,696
11,600	AmTrust Financial Services, Inc.(a)	385,584
59,875	Aspen Insurance Holdings Ltd. (Bermuda)	2,042,336
16,700	Assured Guaranty Ltd. (Bermuda)	302,771
603,925	CNO Financial Group, Inc.	6,202,310
3,500	Crawford & Co. (Class B Stock)	25,445
99,259	Employers Holdings, Inc.	2,115,209
40,057	Endurance Specialty Holdings Ltd. (Bermuda)	1,719,247
50,938	Hanover Insurance Group, Inc. (The)	2,116,983
140,150	HCC Insurance Holdings, Inc.	5,421,002
88,175	Horace Mann Educators Corp.	1,916,925
35,341	Infinity Property & Casualty Corp.	2,101,729
9,300	Maiden Holdings Ltd. (Bermuda)	94,581
14,500	Meadowbrook Insurance Group, Inc.	90,915
46,620	Platinum Underwriters Holdings Ltd. (Bermuda)	2,271,793
45,634	ProAssurance Corp.	2,055,355
213,400	Protective Life Corp.	6,751,976
126,052	Reinsurance Group of America, Inc.	7,234,124
9,800	Selective Insurance Group, Inc.	200,998
116,900	State Auto Financial Corp.	1,779,218
5,900	Stewart Information Services Corp.(a)	156,704
15,300	Symetra Financial Corp.	213,435
196,333	Tower Group, Inc.	3,789,227
184,470	United Fire Group, Inc.	4,277,859

		66,003,305

Internet Services — 0.2%
4,000	Bazaarvoice, Inc.*	30,920
23,823	Comtech Telecommunications Corp.	631,309
6,100	Envivio, Inc.*	10,065
2,500	ExactTarget, Inc.*(a)	54,975
32,364	Liquidity Services, Inc.*	1,031,441
429	Shutterstock, Inc.*	10,824
2,500	Trulia, Inc.*(a)	65,725
45,100	United Online, Inc.	299,464

		2,134,723

Internet Software & Services — 0.3%
144,100	J2 Global, Inc.(a)	4,585,262

Investment Companies — 0.6%
22,300	American Capital Ltd.*	297,928
44,656	Apollo Investment Corp.	401,904
417,650	Ares Capital Corp.	7,480,111
4,178	Fidus Investment Corp.	74,912
5,100	Gladstone Capital Corp.	46,308
20,312	KCAP Financial, Inc.(a)	210,026
19,315	MCG Capital Corp.	89,042

		8,600,231

IT Services — 0.4%
186,100	Broadridge Financial Solutions, Inc.	4,386,377
21,907	CACI International, Inc. (Class A Stock)*(a)	1,174,872

		5,561,249

Leisure Equipment & Products — 0.4%
138,754	Callaway Golf Co.(a)	910,226
90,500	Sturm Ruger & Co., Inc.(a)	4,594,685

		5,504,911

Life Science Tools & Services — 0.5%
192,301	PerkinElmer, Inc.	6,776,687

Machinery — 3.9%
228,691	Actuant Corp. (Class A Stock)	6,741,811
196,800	Barnes Group, Inc.	4,703,520
37,700	Briggs & Stratton Corp.(a)	894,621
900	Cascade Corp.	58,113
102,200	Crane Co.	5,138,616
194,800	Harsco Corp.	4,965,452
23,727	IDEX Corp.	1,183,740
207,439	ITT Corp.	5,327,033
42,721	Kadant, Inc.*	1,147,913
105,100	Kennametal, Inc.	4,310,151
200,500	Titan International, Inc.(a)	4,870,145
80,120	Trinity Industries, Inc.	3,180,764
64,350	Valmont Industries, Inc.	9,377,082

		51,898,961

Machinery & Equipment — 0.1%
3,400	Altra Holdings, Inc.	81,430
30,956	Terex Corp.*(a)	1,002,355

		1,083,785

Manufacturing — 0.4%
43,542	EnPro Industries, Inc.*(a)	1,936,748
2,800	Koppers Holdings, Inc.	113,568
4,200	Park-Ohio Holdings Corp.*	101,388
1,400	Proto Labs, Inc.*	57,582
2,400	Standex International Corp.	135,960
19,900	STR Holdings, Inc.*	42,387

38,834	Trimas Corp.*	1,199,582
37,768	Zebra Technologies Corp. (Class A Stock)*	1,634,599

		5,221,814

Media — 0.9%
155,106	Belo Corp. (Class A Stock)	1,313,748
168,300	Cinemark Holdings, Inc.	4,735,962
13,900	Courier Corp.	168,329
131,100	Meredith Corp.(a)	4,753,686
5,200	Salem Communications Corp. (Class A Stock)	30,316
39,600	Sinclair Broadcast Group, Inc. (Class A Stock)	545,688

		11,547,729

Metal Fabricate/Hardware
15,500	NN, Inc.*	143,530

Metals & Mining — 3.4%
37,890	Allegheny Technologies, Inc.	1,199,219
188,400	AMCOL International Corp.	5,563,452
33,725	Carpenter Technology Corp.	1,764,829
14,600	Cloud Peak Energy, Inc.*	255,646
24,200	Coeur d’Alene Mines Corp.*(a)	525,140
156,937	Commercial Metals Co.	2,613,001
18,530	Compass Minerals International, Inc.	1,335,086
238,450	Globe Specialty Metals, Inc.(a)	3,614,902
352,300	HudBay Minerals, Inc. (Canada)(a)	4,093,726
144,400	IAMGOLD Corp. (Canada)(a)	1,191,300
9,400	LB Foster Co. (Class A Stock)	407,114
70,375	Reliance Steel & Aluminum Co.	4,554,670
19,000	Revett Minerals, Inc. (Canada)*	43,510
47,400	Royal Gold, Inc.(a)	3,539,358
56,689	RTI International Metals, Inc.*(a)	1,609,968
307,900	Steel Dynamics, Inc.	4,683,159
120,800	Timken Co.(a)	6,476,088
16,400	US Silica Holdings, Inc.(a)	329,148
3,100	Westmoreland Coal Co.*(a)	31,124
48,000	Worthington Industries, Inc.	1,319,040

		45,149,480

Multi-Utilities
12,200	NorthWestern Corp.	451,278

Office Equipment — 0.1%
58,712	Interface, Inc.	985,187

Oil & Gas — 0.1%
11,300	Energy XXI (Bermuda) Ltd. (Bermuda)(a)	353,916
61,102	Goodrich Petroleum Corp.*(a)	607,354

		961,270

Oil, Gas & Consumable Fuels — 4.0%
169,911	Berry Petroleum Co. (Class A Stock)	6,256,123
3,700	Bonanza Creek Energy, Inc.*(a)	114,256
23,200	C&J Energy Services, Inc.*(a)	531,512
32,900	Cimarex Energy Co.	2,100,994
64,100	Core Laboratories NV (Netherlands)	8,181,724
109,200	CVR Energy, Inc.*	6,415,500
9,300	Diamondback Energy, Inc.*	208,506
91,800	Energen Corp.(a)	4,419,252
46,800	EPL Oil & Gas, Inc.*	1,144,728
11,600	Forum Energy Technologies, Inc.*(a)	295,916
28,600	Helix Energy Solutions Group, Inc.*	678,392
8,700	Laclede Group, Inc. (The)	347,304
7,850	New Jersey Resources Corp.	329,936
545,091	Newpark Resources, Inc.*	4,698,684
10,200	Northwest Natural Gas Co.	463,284
210,594	Oasis Petroleum, Inc.*	7,556,113
8,400	RPC, Inc.	125,748
9,863	Superior Energy Services, Inc.*	246,279
23,800	VAALCO Energy, Inc.*	202,062

24,900	W&T Offshore, Inc.(a)	438,240
97,200	Western Refining, Inc.	3,268,836
118,800	World Fuel Services Corp.(a)	5,121,468

		53,144,857

Paper & Forest Products — 0.4%
28,900	Boise, Inc.	238,425
168,300	Buckeye Technologies, Inc.	4,838,625
2,000	Domtar Corp.	166,460
5,400	P.H. Glatfelter Co.(a)	100,332
15,900	Resolute Forest Products*	216,876
2,200	Schweitzer-Mauduit International, Inc.	89,628

		5,650,346

Personal Products — 0.2%
95,283	Prestige Brands Holdings, Inc.*	2,043,820

Pharmaceuticals — 0.1%
2,200	Achillion Pharmaceuticals, Inc.*(a)	19,756
18,100	Alkermes PLC (Ireland)*	417,205
26,200	Impax Laboratories, Inc.*	528,192
10,800	Progenics Pharmaceuticals, Inc.*	30,780

		995,933

Pipelines — 0.4%
126,400	ONEOK, Inc.	5,942,064

Printing & Publishing
37,500	Journal Communications, Inc. (Class A Stock)*	205,500

Professional Services — 0.7%
65,200	ICF International, Inc.*	1,492,428
119,269	Towers Watson & Co. (Class A Stock)	7,284,951

		8,777,379

Railroads
5,600	FreightCar America, Inc.	138,824

Real Estate
6,200	Realogy Holdings Corp.*	277,574
5,400	TRI Pointe Homes, Inc.*	102,870

		380,444

Real Estate Investment Trusts — 5.7%
14,900	American Campus Communities, Inc.	693,893
161,200	Anworth Mortgage Asset Corp.	1,009,112
54,500	Ashford Hospitality Trust, Inc.	631,655
143,925	Associated Estates Realty Corp.	2,324,389
49,700	CapLease, Inc.	287,763
88,000	Capstead Mortgage Corp.	1,089,440
63,092	CBL & Associates Properties, Inc.	1,355,847
55,000	Cedar Realty Trust, Inc.	303,050
16,700	Chesapeake Lodging Trust	356,545
22,000	Coresite Realty Corp.	649,000
36,400	CYS Investments, Inc.(a)	473,200
70,100	DCT Industrial Trust, Inc.(a)	494,906
1,600	EastGroup Properties, Inc.	89,664
122,262	Education Realty Trust, Inc.	1,314,317
5,400	EPR Properties	253,044
81,025	Equity One, Inc.	1,831,975
185,700	Excel Trust, Inc.	2,336,106
6,000	Extra Space Storage, Inc.	239,040
44,900	FelCor Lodging Trust, Inc.*	241,562
72,500	First Industrial Realty Trust, Inc.*(a)	1,136,075
343,964	First Potomac Realty Trust	4,712,307
304,100	Franklin Street Properties Corp.(a)	3,953,300
5,100	Getty Realty Corp.(a)	96,288
165,700	Hatteras Financial Corp.	4,487,156
357,550	Hersha Hospitality Trust	1,887,864

125,850	Highwoods Properties, Inc.	4,530,600
1,700	Home Properties, Inc.(a)	104,499
4,600	Invesco Mortgage Capital, Inc.	99,820
20,300	Kite Realty Group Trust	122,815
94,850	LaSalle Hotel Properties	2,589,405
260,848	Lexington Realty Trust	2,869,328
11,600	LTC Properties, Inc.	431,984
461,981	Medical Properties Trust, Inc.	6,213,644
239,967	MFA Financial, Inc.	2,157,303
30,448	Mid-America Apartment Communities, Inc.	1,990,386
9,300	National Retail Properties, Inc.(a)	297,786
205,500	Omega Healthcare Investors, Inc.(a)	5,252,580
35,800	Parkway Properties, Inc.	567,072
45,100	Pennsylvania Real Estate Investment Trust	831,644
16,300	Potlatch Corp.	707,257
58,000	PS Business Parks, Inc.	4,138,880
10,500	Ramco-Gershenson Properties Trust	158,760
66,600	Redwood Trust, Inc.(a)	1,272,060
359,297	Retail Properties of America, Inc. (Class A Stock)	4,649,303
178,900	Starwood Property Trust, Inc.	4,586,996
5,400	Sun Communities, Inc.	231,930
13,200	Winthrop Realty Trust	157,740

		76,209,290

Restaurants
5,400	Bloomin’ Brands, Inc.*	100,278

Retail — 0.9%
59,460	Aeropostale, Inc.*	804,494
45,634	ANN, Inc.*	1,407,352
6,000	Del Frisco’s Restaurant Group, Inc.*	94,860
76,874	Express, Inc.*	1,412,944
4,200	Five Below, Inc.*(a)	155,400
71,000	GNC Holdings, Inc. (Class A Stock)	2,551,740
18,158	Insight Enterprises, Inc.*	355,897
46,825	Jack in the Box, Inc.*	1,359,330
23,780	Men’s Wearhouse, Inc. (The)	721,723
125,954	Pantry, Inc. (The)*	1,574,425
600	Papa John’s International, Inc.*	33,660
42,032	Regis Corp.(a)	746,068
1,900	Restoration Hardware Holdings, Inc.*	68,400
26,500	Tuesday Morning Corp.*	222,600

		11,508,893

Retail & Merchandising — 0.5%
41,857	Cabela’s, Inc.*(a)	2,160,658
34,362	Conn’s, Inc.*(a)	977,255
5,100	Dillard’s, Inc. (Class A Stock)	430,491
47,650	Lithia Motors, Inc. (Class A Stock)	2,061,816
85,300	OfficeMax, Inc.(a)	919,534
40,700	Ruth’s Hospitality Group, Inc.*	315,832

		6,865,586

Road & Rail — 0.3%
191,279	Werner Enterprises, Inc.	4,518,010

Savings & Loan
8,500	First Financial Holdings, Inc.	128,775
17,300	HomeStreet, Inc.*	436,306

		565,081

Semiconductors — 2.1%
3,400	Alpha & Omega Semiconductor Ltd. (Bermuda)	27,574
107,000	Amkor Technology, Inc.*(a)	495,410
160,069	Cabot Microelectronics Corp.	5,916,150
8,500	DSP Group, Inc.*	55,760
155,095	Emulex Corp.*	1,184,926
602,679	Entegris, Inc.*	5,942,415
23,100	First Solar, Inc.*(a)	650,958

164,800	GT Advanced Technologies, Inc.*(a)	520,768
27,575	Hittite Microwave Corp.*	1,692,554
227,800	International Rectifier Corp.*(a)	4,439,822
12,307	IXYS Corp.	118,639
106,150	MKS Instruments, Inc.	2,950,970
21,500	Peregrine Semiconductor Corp.*	257,570
11,400	Pericom Semiconductor Corp.*	80,598
18,900	Photronics, Inc.*	113,211
16,700	PMC - Sierra, Inc.*	96,526
5,600	Rudolph Technologies, Inc.*	75,544
124,800	Semtech Corp.*	3,763,968
12,902	Ultra Clean Holdings, Inc.*	72,380

		28,455,743

Semiconductors & Semiconductor Equipment — 0.7%
14,100	Brooks Automation, Inc.	131,976
18,900	Integrated Silicon Solution, Inc.*	177,093
8,500	Intermolecular, Inc.*	79,730
58,200	LTX-Credence Corp.*	357,348
222,925	Microsemi Corp.*	4,663,591
42,900	Mindspeed Technologies, Inc.*(a)	211,068
177,225	Skyworks Solutions, Inc.*	4,242,767

		9,863,573

Software — 1.6%
37,225	ACI WorldWide, Inc.*	1,769,677
5,600	Audience, Inc.*	68,432
8,800	AVG Technologies NV (Netherlands)*	120,560
2,971	Avid Technology, Inc.*	21,985
11,600	CSG Systems International, Inc.*	218,428
3,600	Demandware, Inc.*(a)	114,444
8,000	Digi International, Inc.*	78,400
10,800	Eloqua, Inc.*	253,692
6,200	EPIQ Systems, Inc.	76,508
99,368	Fair Isaac Corp.	4,478,516
2,000	Guidewire Software, Inc.*	66,240
5,300	Infoblox, Inc.*(a)	99,905
38,850	Manhattan Associates, Inc.*	2,661,614
41,200	MedAssets, Inc.*	805,460
1,200	Proofpoint, Inc.*	15,780
88,263	PTC, Inc.*	2,045,936
145,300	SS&C Technologies Holdings, Inc.*	3,288,139
137,875	Verint Systems, Inc.*(a)	4,660,175
2,300	Workday, Inc. (Class A Stock)*	122,866

		20,966,757

Specialty Retail — 2.5%
526,250	Aaron’s, Inc.	15,603,312
41,400	Brown Shoe Co., Inc.	713,736
97,200	Buckle, Inc. (The)(a)	4,547,016
45,850	DSW, Inc. (Class A Stock)	3,068,741
138,500	Group 1 Automotive, Inc.(a)	9,381,990

		33,314,795

Storage/Warehouse
17,300	Wesco Aircraft Holdings, Inc.*	239,259

Telecommunications — 0.6%
32,516	Arris Group, Inc.*	537,164
17,900	Aviat Networks, Inc.*	67,125
5,900	Black Box Corp.	138,237
20,000	Consolidated Communications Holdings, Inc.	344,200
6,700	Harmonic, Inc.*	35,041
3,600	Oplink Communications, Inc.*	60,660
3,432	Plantronics, Inc.	141,124
39,900	Premiere Global Services, Inc.*	373,863
360,609	RF Micro Devices, Inc.*	1,803,045
70,500	SBA Communications Corp. (Class A Stock)*(a)	4,911,030

8,000	Symmetricon, Inc.*	43,120
15,700	Telenav, Inc.*	124,030

		8,578,639

Textiles, Apparel & Luxury Goods — 0.9%
17,527	Columbia Sportswear Co.(a)	895,454
13,300	Jones Group, Inc. (The)	159,600
19,850	Perry Ellis International, Inc.	383,105
117,632	True Religion Apparel, Inc.	2,789,055
171,775	Wolverine World Wide, Inc.	7,386,325

		11,613,539

Thrifts & Mortgage Finance — 0.6%
304,400	Astoria Financial Corp.(a)	2,964,856
7,500	BankFinancial Corp.	56,625
4,300	BofI Holding, Inc.*	137,428
2,600	Provident Financial Holdings, Inc.	43,264
253,400	Washington Federal, Inc.	4,457,306

		7,659,479

Tobacco — 0.4%
87,200	Universal Corp.(a)	4,741,936

Trading Companies & Distributors — 1.4%
20,050	Applied Industrial Technologies, Inc.(a)	881,398
115,600	TAL International Group, Inc.(a)	4,843,640
124,525	United Rentals, Inc.*(a)	6,303,456
100,667	WESCO International, Inc.*(a)	7,341,644

		19,370,138

Transportation — 0.5%
12,400	Aircastle Ltd. (Bermuda)	171,120
4,200	Amerco, Inc.	564,732
39,900	GATX Corp.	1,889,265
10,400	GulfMark Offshore, Inc. (Class A Stock)	361,504
1,451	Quality Distribution, Inc.*	10,752
228,206	Ship Finance International Ltd.(a)	3,847,553
14,200	Swift Transporation Co.*	193,972
2,900	Universal Truckload Services, Inc.	52,026

		7,090,924

Water Utilities
2,000	American States Water Co.	101,100
2,000	Artesian Resources Corp. (Class A Stock)	45,300
3,600	California Water Service Group	70,200
1,700	Consolidated Water Co. Ltd. (Ordinary Shares) (Cayman Islands)	15,198

		231,798

	TOTAL COMMON STOCKS (cost $981,558,609)	1,265,345,611

EXCHANGE TRADED FUND — 0.1%
17,409	iShares Russell 2000 Index Fund (cost $1,363,099)(a)	1,560,194

	TOTAL LONG-TERM INVESTMENTS (cost $982,921,708)	1,266,905,805

SHORT-TERM INVESTMENTS — 19.2%

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS
$ 265	U.S. Treasury Bills(k) 0.25%, 11/30/13 (cost $265,130)	265,197

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 19.2%
256,968,914	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $256,968,914; includes $179,992,990 of cash collateral for securities on loan)(b)(w)	256,968,914

	TOTAL SHORT-TERM INVESTMENTS (cost $257,234,044)	257,234,111

	TOTAL INVESTMENTS — 113.7% (cost $1,240,155,752)(p)	1,524,139,916
	Liabilities in excess of other assets(x) — (13.7)%	(184,223,084)

	NET ASSETS — 100%	$ 1,339,916,832

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,279,130; cash collateral of $179,992,990 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $1,250,747,827; accordingly, net unrealized appreciation on investments for federal income tax purposes was $273,392,089 (gross unrealized appreciation $298,271,689; gross unrealized depreciation $24,879,600). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Futures contracts open at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation(1)
	Long Positions:
58	Russell 2000 Mini	Mar. 2013	$4,952,580	$5,220,580	$268,000

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of January 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,265,345,611	$—	$—
Exchange Traded Fund	1,560,194	—	—
U.S. Treasury Obligation	—	265,197	—
Affiliated Money Market Mutual Fund	256,968,914	—	—
Other Financial Instruments*
Futures	268,000	—	—

Total	$1,524,142,719	$265,197	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

International Equity Portfolio

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 94.7%
Argentina — 0.2%
9,400	MercadoLibre, Inc.	$ 830,960

Australia — 3.8%
286,100	Arrium Ltd.	284,919
166,700	Ausdrill Ltd.	519,764
63,800	Bank of Queensland Ltd.	546,880
65,000	Bendigo and Adelaide Bank Ltd.	624,948
93,300	Boart Longyear Ltd.	199,450
42,200	Caltex Australia Ltd.	854,597
248,800	Challenger Ltd.	998,874
213,375	Downer Edi Ltd.*	1,001,280
765,800	Emeco Holdings Ltd.	491,123
559,583	Goodman Fielder Ltd.*	388,048
108,300	Lend Lease Group	1,170,005
259,000	Metcash Ltd.	1,029,021
89,700	National Australia Bank Ltd.	2,559,222
252,800	Pacific Brands Ltd.	184,533
18,000	Rio Tinto Ltd.	1,245,599
61,300	Westpac Banking Corp.	1,792,413

		13,890,676

Austria — 0.6%
39,100	OMV AG	1,611,802
18,000	Voestalpine AG	659,153

		2,270,955

Belgium — 0.3%
102,600	AGFA-Gevaert NV*	207,571
20,300	Delhaize Group	962,368
16,878	Dexia SA*	917

		1,170,856

Brazil — 0.9%
48,890	Embraer SA, ADR	1,611,903
64,109	Natura Cosmeticos SA	1,728,804

		3,340,707

Canada — 2.2%
17,668	Canadian National Railway Co.	1,695,767
41,947	Cenovus Energy, Inc.	1,392,486
6,400	Lululemon Athletica, Inc.*	441,600
59,630	Potash Corp. of Saskatchewan, Inc.	2,534,275
56,600	Teck Resources Ltd. (Class B Stock)	2,062,773

		8,126,901

China — 2.5%
24,200	Baidu, Inc., ADR*	2,620,860
375,777	China Merchants Bank Co. Ltd. (Class H Stock)	900,268
4,180,927	Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,148,337
425,999	Sinopharm Group Co. Ltd. (Class H Stock)	1,304,572
34,814	Tencent Holdings Ltd.	1,218,315

		9,192,352

Denmark — 1.5%
23,100	Danske Bank A/S*	443,107
40,500	H. Lundbeck A/S	640,517

24,552	Novo Nordisk A/S (Class B Stock)	4,517,457

		5,601,081

Finland — 0.3%
41,200	Tieto Oyj	917,992

France — 8.9%
24,528	Air Liquide SA	3,135,231
9,200	Arkema SA	1,049,301
62,600	AXA SA	1,159,369
26,100	BNP Paribas	1,637,607
39,021	Cie Generale des Etablissements Michelin (Class B Stock)	3,630,883
7,600	Ciments Francais SA	461,579
97,828	Credit Agricole SA*	967,003
23,317	LVMH Moet Hennessy Louis Vuitton SA	4,395,940
43,200	Publicis Groupe SA	2,830,474
12,500	Renault SA	753,829
42,700	Sanofi	4,166,278
26,100	SCOR SE	751,293
13,611	Societe Generale*	614,952
31,600	Thales SA	1,137,658
49,700	Total SA	2,694,566
16,400	Valeo SA	884,031
105,700	Vivendi	2,266,158

		32,536,152

Germany — 11.4%
35,734	Adidas AG	3,321,148
35,811	Allianz SE	5,122,526
3,600	Aurubis AG	270,162
21,900	BASF SE	2,220,063
28,900	Bayer AG	2,851,976
34,000	Daimler AG	1,979,321
79,846	Deutsche Bank AG	4,142,508
76,100	Deutsche Post AG	1,787,057
35,700	E.ON AG	620,699
48,100	Freenet AG	1,036,140
47,460	Fresenius Medical Care AG & Co. KGaA	3,346,410
12,800	Hannover Rueckversicherung AG	1,033,399
7,400	Heidelberger Druckmaschinen AG*	15,875
5,100	Merck KGaA	709,439
16,400	Metro AG	506,258
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,543,728
18,900	Rheinmetall AG	1,006,217
22,000	RWE AG	827,588
40,602	SAP AG	3,326,487
29,793	Siemens AG	3,270,195
12,100	Volkswagen AG	2,793,799

		41,730,995

Hong Kong — 3.5%
602,603	AIA Group Ltd.	2,397,078
36,000	Cheung Kong Holdings Ltd.	590,453
1,565,300	CNOOC Ltd.	3,233,374
583,200	First Pacific Co. Ltd.	750,488
173,884	Hong Kong Exchanges and Clearing Ltd.	3,298,132
243,900	Kingboard Chemical Holdings Ltd.	805,096
1,824,000	Shougang Fushan Resources Group Ltd.	783,186
308,300	Yue Yuen Industrial Holdings Ltd.	1,033,577

		12,891,384

Ireland — 1.5%
32,064	Accenture PLC (Class A Stock)	2,305,081
60,300	Allied Irish Banks PLC*	5,322
36,200	Covidien PLC	2,256,708
33,100	Permanent TSB Group Holdings PLC (XDUB)*	1,842
15,500	Permanent TSB Group Holdings PLC (XLON)*	863

66,600	Smurfit Kappa Group PLC	924,636

		5,494,452

Israel — 1.5%
182,600	Bank Hapoalim BM*	768,505
28,745	Check Point Software Technologies Ltd.*	1,437,250
16,000	Elbit Systems Ltd.	614,290
29,400	Teva Pharmaceutical Industries Ltd	1,092,294
42,118	Teva Pharmaceutical Industries Ltd., ADR	1,600,063

		5,512,402

Italy — 1.5%
15,900	Banco Popolare Scarl*	33,139
361,000	Enel SpA	1,574,403
104,300	ENI SpA	2,618,511
50,900	Finmeccanica SpA*	334,500
104,800	Parmalat SpA	262,822
682,500	Telecom Italia SpA	678,339

		5,501,714

Japan — 14.5%
22,600	Alpine Electronics, Inc.	204,140
36,400	Aoyama Trading Co. Ltd.	712,516
373,000	Aozora Bank Ltd.	1,048,291
124,000	Asahi Kasei Corp.	715,971
102,000	Calsonic Kansei Corp.	422,746
10,403	Fanuc Corp.	1,621,114
187,100	Fukuoka Financial Group, Inc.	787,725
30,600	Fuyo General Lease Co. Ltd.	1,094,231
51,900	Heiwa Corp.	878,574
5,000	Hitachi Capital Corp.	99,568
1,038	Japan Exchange Group, Inc.	62,431
169,160	JX Holdings, Inc.	998,922
19,400	K’s Holdings Corp.	528,464
53,117	KDDI Corp.	3,949,867
30,400	Keihin Corp.	422,199
109,668	Komatsu Ltd.	2,920,243
149,300	Kurabo Industries Ltd.	253,065
22,600	Kyorin Holdings, Inc.	460,675
56,700	Kyowa Exeo Corp.	576,642
247,900	Marubeni Corp.	1,819,027
26,500	Matsumotokiyoshi Holdings Co. Ltd.	643,338
3,900	Megmilk Snow Brand Co. Ltd.	67,257
9,100	Miraca Holdings, Inc.	379,643
17,800	Mitsubishi Corp.	375,290
1,056,086	Mitsubishi UFJ Financial Group, Inc.	6,016,959
26,900	Mitsui & Co. Ltd.	406,243
591,500	Mizuho Financial Group, Inc.	1,183,711
36,300	Namco Bandai Holdings, Inc.	517,239
65,700	Nichii Gakkan Co.	565,432
61,300	Nippon Electric Glass Co. Ltd.	294,953
59,200	Nippon Shokubai Co. Ltd.	572,287
47,100	Nippon Telegraph & Telephone Corp.	1,972,694
254,300	Nishi-Nippon City Bank Ltd. (The)	659,075
127,600	Nissan Motor Co. Ltd.	1,306,070
800	NTT DoCoMo, Inc.	1,215,157
67,200	Otsuka Holdings Co. Ltd.	2,166,391
13,700	Sankyo Co. Ltd.	545,333
150,200	Sankyu, Inc.	592,949
52,600	Seino Holdings Co. Ltd.	358,355
36,500	Shimachu Co. Ltd.	773,148
28,200	Shizuoka Gas Co. Ltd.	196,439
149,600	Sumitomo Corp.	1,933,700
52,700	Sumitomo Mitsui Financial Group, Inc.	2,115,031
15,794	Sumitomo Mitsui Trust Holdings, Inc.	58,378
203,400	Toagosei Co. Ltd.	838,556
50,400	Toppan Forms Co. Ltd.	470,683

80,843	Toyota Motor Corp.	3,858,928
56,300	Toyota Tsusho Corp	1,337,852
9,500	Tsuruha Holdings, Inc.	795,779
130,100	Yokohama Rubber Co. Ltd. (The)	1,001,590

		52,794,871

Liechtenstein — 0.1%
3,800	Verwaltungs-und Privat-Bank AG	288,116

Mexico — 0.7%
787,880	Wal-Mart de Mexico SAB de CV (Class V Stock)	2,549,304

Netherlands — 3.9%
96,600	Aegon NV	646,370
24,307	ASML Holding NV	1,825,113
120,200	ING Groep NV, CVA*	1,215,726
123,400	Koninklijke Ahold NV	1,812,907
22,300	Koninklijke DSM NV	1,367,237
94,100	Koninklijke KPN NV	529,727
9,200	Koninklijke Philips Electronics NV	287,434
5,700	Nutreco NV	505,306
4,300	Royal Dutch Shell PLC (Class A Stock)	152,443
136,500	Royal Dutch Shell PLC (Class B Stock)	4,966,234
32,000	Yandex NV (Class A Stock)*	774,720

		14,083,217

New Zealand — 0.3%
825,600	Air New Zealand Ltd.	866,055

Norway — 0.8%
54,400	DnB ASA	760,797
11,700	Fred Olsen Energy ASA	558,989
56,800	Statoil ASA	1,512,823

		2,832,609

Singapore — 0.2%
56,000	United Overseas Bank Ltd.	852,907

South Korea — 0.7%
972	Hyundai Motor Co.	182,988
1,753	Samsung Electronics Co. Ltd.	2,331,055

		2,514,043

Spain — 1.7%
79,800	Banco Bilbao Vizcaya Argentaria SA	793,677
67,800	Banco Espanol de Credito SA	348,901
168,700	Banco Santander SA	1,415,358
82,600	Gas Natural SDG SA	1,649,218
63,100	Repsol SA	1,408,953
35,300	Telefonica SA	511,893

		6,128,000

Sweden — 2.3%
87,100	Boliden AB	1,611,073
87,274	Hennes & Mauritz AB (Class B Stock)	3,214,856
43,547	NCC AB (Class B Stock)	1,015,070
61,000	Swedbank AB (Class A Stock)	1,439,166
80,400	Trelleborg AB (Class B Stock)	1,032,528

		8,312,693

Switzerland — 6.9%
13,600	Baloise Holding AG	1,231,405
4,400	Bucher Industries AG	923,466
71,200	Credit Suisse Group AG*	2,104,588
2,200	Georg Fischer AG*	940,388
56,043	Julius Baer Group Ltd.*	2,293,942
60,300	Logitech International SA*	405,512
24,838	Nestle SA	1,744,023
74,205	Novartis AG	5,055,447
8,900	Roche Holding AG	1,969,628

1,329	Swatch Group AG (The)	729,303
6,800	Swiss Life Holding AG*	1,022,186
22,000	Swiss Re Ltd.*	1,637,822
6,370	Syngenta AG	2,750,149
8,700	Zurich Insurance Group AG*	2,502,785

		25,310,644

United Kingdom — 20.2%
80,600	Alent PLC	427,850
109,604	ARM Holdings PLC	1,500,163
68,000	AstraZeneca PLC	3,292,584
183,100	Aviva PLC	1,064,879
304,500	BAE Systems PLC	1,640,046
242,700	Barclays PLC	1,158,610
313,989	Beazley PLC	913,801
50,200	Berendsen PLC	485,663
124,200	Bodycote PLC	910,049
484,600	BP PLC	3,587,310
36,007	BP PLC, ADR	1,603,032
48,796	British American Tobacco PLC	2,540,717
685,700	BT Group PLC	2,703,562
74,832	Burberry Group PLC	1,610,528
1,058,300	Cable & Wireless Communications PLC	686,321
76,399	Carnival PLC	3,103,119
80,900	Dairy Crest Group PLC	534,270
507,900	Debenhams PLC	815,997
43,300	Eurasian Natural Resources Corp. PLC	226,485
31,400	GlaxoSmithKline PLC	719,861
142,100	Home Retail Group PLC	270,443
318,047	HSBC Holdings PLC	3,621,161
204,800	Intermediate Capital Group PLC	1,148,533
397,300	J. Sainsbury PLC	2,083,790
600,543	Kingfisher PLC	2,568,776
621,400	Legal & General Group PLC	1,501,957
225,597	Marks & Spencer Group PLC	1,358,548
144,620	Marston’s PLC	306,433
41,789	Micro Focus International PLC	404,621
141,000	Mondi PLC	1,670,478
524,912	Old Mutual PLC	1,560,117
85,773	Pearson PLC	1,624,262
62,347	Reckitt Benckiser Group PLC	4,155,016
133,560	Rolls-Royce Holdings PLC*	2,003,866
237,926	Royal Bank of Scotland Group PLC*	1,295,439
293,000	RSA Insurance Group PLC	612,004
46,047	SABMiller PLC	2,300,451
127,690	Standard Chartered PLC	3,397,196
402,500	Tesco PLC	2,274,484
177,400	Thomas Cook Group PLC*	189,211
153,300	Tullett Prebon PLC	583,518
51,100	Tullow Oil PLC	922,283
80,600	Vesuvius PLC	463,260
1,705,880	Vodafone Group PLC	4,656,188
61,300	WH Smith PLC	647,494
461,600	WM Morrison Supermarkets PLC	1,837,556
57,636	WPP PLC	906,333

		73,888,265

United States — 1.7%
44,357	Schlumberger Ltd.	3,462,064

41,290	Yum! Brands, Inc.	2,681,372

		6,143,436

	TOTAL COMMON STOCKS (cost $310,098,533)	345,573,739

PREFERRED STOCKS — 1.6%
Brazil — 0.7%
140,728	Itau Unibanco Holding SA (PRFC), ADR	2,424,743

Germany — 0.9%
13,963	Volkswagen AG (PRFC)	3,453,354

	TOTAL PREFERRED STOCKS (cost $3,912,402)	5,878,097

	TOTAL LONG-TERM INVESTMENTS (cost $314,010,935)	351,451,836

SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MONEY MARKET MUTUAL FUND
11,425,262	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,425,262)(w)	11,425,262

	TOTAL INVESTMENTS — 99.4% (cost $325,436,197)(p)	362,877,098
	Other assets in excess of liabilities(x) — 0.6%	2,282,187

	NET ASSETS — 100%	$ 365,159,285

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

XDUB—Dublin Stock Exchange

XLON—London Stock Exchange

EUR—Euro

JPY—Japanese Yen

*	Non-income producing security.
(p)	The United States federal income tax basis of the Schedule of Investments was $326,716,875; accordingly, net unrealized appreciation on investments for federal income tax purposes was $36,160,223 (gross unrealized appreciation $60,770,650; gross unrealized depreciation $24,610,427). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (1)
Euro,
Expiring 05/08/13	State Street Bank	EUR	2,474	$3,265,560	$3,360,339	$94,779

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Euro,
Expiring 05/08/13	State Street Bank	EUR	2,474	$3,173,085	$3,360,340	$(187,255)
Japanese Yen,
Expiring 07/08/13	State Street Bank	JPY	541,654	6,182,177	5,931,043	251,134

				$9,355,262	$9,291,383	$63,879

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$830,960	$—	$—
Australia	13,890,676	—	—
Austria	2,270,955	—	—
Belgium	1,170,856	—	—
Brazil	3,340,707	—	—
Canada	8,126,901	—	—
China	9,192,352	—	—
Denmark	5,601,081	—	—
Finland	917,992	—	—
France	32,536,152	—	—
Germany	41,730,995	—	—
Hong Kong	12,891,384	—	—
Ireland	5,494,452	—	—
Israel	5,512,402	—	—
Italy	5,501,714	—	—
Japan	52,794,871	—	—
Liechtenstein	288,116	—	—
Mexico	2,549,304	—	—
Netherlands	14,083,217	—	—
New Zealand	866,055	—	—
Norway	2,832,609	—	—
Singapore	852,907	—	—
South Korea	2,514,043	—	—
Spain	6,128,000	—	—
Sweden	8,312,693	—	—
Switzerland	25,310,644	—	—
United Kingdom	73,888,265	—	—
United States	6,143,436	—	—
Preferred Stocks:
Brazil	2,424,743	—	—
Germany	3,453,354	—	—
Affiliated Money Market Mutual Fund	11,425,262	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	158,658	—

Total	$362,877,098	$158,658	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2013 were as follows:

Commercial Banks	13.9%
Oil & Gas	9.3
Pharmaceuticals	7.5
Insurance	6.6
Telecommunications	5.5
Chemicals	5.3
Retail	5.1
Automobile Manufacturers	4.0
Food	3.9
Affiliated Money Market Mutual Fund	3.1
Diversified Financial Services	2.8
Auto Parts and Equipment	2.0
Aerospace/Defense	1.9
Machinery & Equipment	1.7
Apparel	1.7
Distribution/Wholesale	1.6
Mining	1.6
Semiconductors	1.6
Miscellaneous Manufacturers	1.5
Internet	1.4
Software	1.4
Entertainment & Leisure	1.4
Transportation	1.2
Holding Companies - Diversified	1.2
Household Products/Wares	1.1
Advertising	1.0
Healthcare Services	1.0
Electric	0.8
Forest & Paper Products	0.8
Engineering/Construction	0.8
Beverages	0.7
Agriculture	0.7
Computer Services & Software	0.6
Healthcare-Products	0.6
Real Estate	0.5
Cosmetics & Toiletries	0.5
Media	0.4
Commercial Services	0.4
Computers	0.4
Iron/Steel	0.4
Metal Fabricate/Hardware	0.3
Airlines	0.3
Coal	0.2
Electronics	0.2
Toys/Games/Hobbies	0.1
Trading Companies & Distributors	0.1
Building Materials	0.1
Textiles	0.1
Home Furnishings	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

Total Return Bond Portfolio

Schedule of Investments

as of January 31, 2013 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#		Description	Value
LONG-TERM INVESTMENTS — 95.1%
ASSET-BACKED SECURITIES — 1.1%
Ba1		$505	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.676%(c), 10/25/46	$ 503,666
NR	EUR	114	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom) 3.00%, 04/20/17	154,851
AAA(d)		475	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A (Cayman Islands) 1.81%(c), 02/16/19	475,624
Aaa		3,358	SLM Student Loan Trust, Series 2008-9, Class A 1.801%(c), 04/25/23	3,502,923
Caa2		386	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class 2A1A 1.702%(c), 04/25/35	373,590

			TOTAL ASSET-BACKED SECURITIES (cost $4,839,416)	5,010,654

BANK LOANS(c) — 0.1%
Utilities — 0.1%
Caa1		189	TXU Corp., 2014 Term Loan (Non-Extending) 3.81%, 10/10/14	142,226
Caa1		370	3.708%, 10/10/14	277,912

			TOTAL BANK LOANS (cost $554,616)	420,138

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.2%
Aa3		800	Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5 5.377%, 06/10/49 (cost $925,250)	899,878

CORPORATE BONDS — 23.5%
Aerospace — 0.1%
Baa2		200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	232,237

Airlines
NR		515	UAL 1991 Equipment Trust AB, Equipment Trust(g)(i) 10.85%, 02/19/15	216,286

Automobile Manufacturers — 1.0%
A3		3,800	Daimler Finance North America LLC, Gtd. Notes, 144A 0.92%(c), 03/28/14	3,810,085
A3		600	1.30%, 07/31/15	603,082

				4,413,167

Automotive Parts — 0.3%
Baa2		1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,287,059

Computer Services & Software — 0.3%
A2		1,200	HP Enterprise Services LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	1,229,126

Financial — Bank & Trust — 8.5%
A2	500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	505,020
Baa1	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.565%(c), 10/14/16	1,169,095
Baa1	800	7.625%, 06/01/19	1,017,296
Baa1	300	Sr. Unsec’d. Notes, MTN 5.65%, 05/01/18	346,407
Baa1	5,700	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(g) 6.05%, 12/04/17	6,364,124
B2	500	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	521,250
A3	6,300	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	6,357,191
Aaa	4,200	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Bank Gtd. Notes (Netherlands) 4.50%, 01/11/21	4,668,397
Aaa	3,000	DnB Boligkreditt A/S, Covered Bonds, 144A (Norway)(g) 2.90%, 03/29/17	3,184,200
A1	2,600	Export-Import Bank of Korea, (South Korea) Sr. Unsec’d. Notes 8.125%, 01/21/14	2,776,472
Aa3	1,200	Sr. Unsec’d. Notes, 144A(g) 1.251%(c), 07/26/13	1,201,740
A1	300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	352,456
A1	1,100	6.25%, 09/01/17	1,287,425
A1	400	Sr. Unsec’d. Notes, MTN 0.702%(c), 07/22/15	394,553
A1	1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	2,112,669
Aa3	1,800	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	1,970,993
NR	3,500	Lehman Brothers Holdings Escrow, Sr. Unsec’d. Notes, MTN(i) 5.625%, 01/24/14	870,625
Ba1	3,100	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(c), 12/29/49	3,723,131

			38,823,044

Financial Services — 6.2%
B1	3,600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	4,414,500
B1	100	Sr. Unsec’d. Notes 8.00%, 11/01/31	125,250
Aa3	700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	717,957
A3	400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	442,559
Ba1	2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,188,862
Ba1	1,100	7.00%, 10/01/13	1,141,787

Aa2		1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.609%(c), 06/20/14	1,691,706
Ba3		1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	2,223,000
A2	EUR	1,200	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.75%, 05/21/13	1,656,834
A2		3,200	Morgan Stanley, Notes, MTN 6.625%, 04/01/18	3,769,862
A2		3,500	Sr. Unsec’d. Notes 1.281%(c), 04/29/13	3,505,313
A2		1,800	Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	2,019,555
Baa1		4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,414,066
B3		100	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	98,250

				28,409,501

Insurance — 0.8%
Baa1		2,300	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	2,985,430
Baa1	EUR	600	Sr. Unsec’d. Notes, MTN 0.384%(c), 07/19/13	812,475

				3,797,905

Metals & Mining — 0.9%
BBB-(d)		3,600	Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands) 5.75%, 01/30/21	3,978,000

Oil, Gas & Consumable Fuels — 0.4%
Baa2		1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,767,194

Paper & Forest Products — 0.9%
Baa3		3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,985,798

Pharmaceuticals — 0.6%
Baa3		1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,379,862
B1		1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	1,335,562

				2,715,424

Pipelines — 0.1%
Ba3		300	El Paso LLC, Gtd. Notes, MTN 7.80%, 08/01/31	350,041

Real Estate Investment Trust — 0.9%
Baa3		3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	4,141,314

Retail & Merchandising — 0.5%
Ba2		1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,189,750

Tobacco — 0.2%
Baa1		136	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	187,702
Baa3		750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	895,502

				1,083,204

Transportation — 1.2%
Baa3		1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,936,400
Baa1	GBP	1,900	RZD Capital Ltd. Sr. Unsec’d. Notes (Ireland) 7.487%, 03/25/31	3,713,998

				5,650,398

Utilities — 0.6%
Baa1		2,500	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	3,002,735

			TOTAL CORPORATE BONDS (cost $97,439,634)	107,272,183

FOREIGN GOVERNMENT BONDS — 8.1%
Aaa	AUD	3,900	Australia Government, Sr. Unsec’d. Notes (Australia) 5.50%, 12/15/13	4,162,193
Aaa	EUR	10,500	Bundesschatzanweisungen, Bonds (Germany) 0.75%, 09/13/13	14,310,418
Aaa	EUR	9,100	1.75%, 06/14/13	12,429,546
Aaa	CAD	1,300	Canadian Government, Bonds (Canada) 3.25%, 06/01/21	1,438,628
Aa2	CAD	2,300	Province of Ontario, Unsec’d. Notes (Canada) 3.15%, 06/02/22	2,358,042
Baa3	BRL	2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,577,071
NR	GBP	300	United Kingdom Gilt Inflation Linked, Bonds, TIPS (United Kingdom) 0.125%, 03/22/24	532,409

			TOTAL FOREIGN GOVERNMENT BONDS (cost $34,525,784)	36,808,307

MUNICIPAL BONDS — 4.3%
California — 1.4%
Aa1		600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	779,868
A1		4,300	Los Angeles County Public Works Financing Authority, Revenue Bonds 7.618%, 08/01/40	5,662,928

				6,442,796

Illinois — 0.4%
Aa3		700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	846,916

Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	967,904

			1,814,820

Kentucky — 0.9%
Aa3	800	Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	886,744
Aa3	1,000	4.403%, 11/01/20	1,120,560
Aa3	1,900	5.373%, 11/01/25	2,214,355

			4,221,659

New Jersey — 0.7%
A3	200	New Jersey State Turnpike Authority, Revenue Bonds 5.00%, 01/01/25	241,912
A3	400	5.00%, 01/01/26	478,024
A3	500	5.00%, 01/01/27	597,530
Aa3	1,800	Port Authority of New York & New Jersey, Revenue Bonds 4.458%, 10/01/62	1,759,428

			3,076,894

New York — 0.9%
Aa1	1,400	New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,637,286
Aa1	1,100	4.905%, 11/01/24	1,295,415
Aa1	1,100	5.075%, 11/01/25	1,294,282

			4,226,983

		TOTAL MUNICIPAL BONDS (cost $17,928,645)	19,783,152

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.7%
Ca	908	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1 0.394%(c), 05/25/46	629,821
AAA(d)	1	American Housing Trust I, Series I, Class 5 8.625%, 08/25/18	616
Aaa	12	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 2.978%(c), 02/25/33	11,904
Caa2	919	Series 2005-4, Class 3A1 3.285%(c), 08/25/35	823,116
D(d)	803	Series 2007-3, Class 1A1 3.10%(c), 05/25/47	645,549
Caa1	259	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.883%(c), 05/25/35	252,533
B3	278	Citigroup Mortgage Loan Trust, Series 2005-6, Class A2 2.34%(c), 09/25/35	273,249
D(d)	738	Series 2007-10, Class 22AA 3.083%(c), 09/25/37	592,566
Ca	865	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.415%(c), 07/20/46	453,919
Ca	1,037	Series 2006-OA17, Class 1A1A 0.40%(c), 12/20/46	691,806
Aaa	437	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.54%(c), 07/25/44	446,251

BB(d)		975	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 3.163%(c), 10/25/33	965,022
NR		2	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 1.786%(c), 01/25/32	1,469
B2		231	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A 0.414%(c), 02/25/36	205,391
Aaa		1,300	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A(g) 1.704%(c), 07/15/42	1,314,252
Aaa	EUR	2,500	Series 2011-1A, Class 1A3, 144A 1.495%(c), 07/15/42	3,428,438
NR		13	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	13,954
Caa3		777	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A 0.872%(c), 03/25/47	567,715
CCC(d)		938	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.625%(c), 03/25/36	936,850

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,854,289)	12,254,421

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.7%
		14	Federal Home Loan Mortgage Corp. 2.39%(c), 01/01/24	14,044
		12	2.896%(c), 09/01/35	13,062
		9,331	4.50%, 01/01/39-07/01/41	9,953,923
		11	5.50%, 06/01/31	11,582
		12	7.50%, 09/01/16-07/01/17	12,988
		45	Federal National Mortgage Assoc. 1.875%(c), 01/01/20	47,224
		75	2.278%(c), 12/01/34	79,604
		20,966	2.50%, 04/01/27-12/01/27	21,731,248
		6,000	2.50%, TBA	6,200,625
		44	3.48%(c), 05/01/36	44,997
		6,560	3.50%, 08/01/20-10/01/26	6,940,706
		2,000	3.50%, TBA	2,114,688
		786	4.00%, 04/01/19-12/01/40	844,006
		2,000	4.00%, TBA	2,134,688
		563	4.50%, 01/01/25-02/01/33	607,085
		1,000	4.50%, TBA	1,073,125
		69	Government National Mortgage Assoc. 1.625%, 02/20/17-11/20/29	72,229
		49	1.75%, 07/20/22-07/20/27	51,258
		36	2.00%, 08/20/22-10/20/26	36,956
		45,000	3.00%, TBA	46,954,687
		36	8.50%, 06/15/30-08/20/30	42,887

			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $99,623,599)	98,981,612

U.S. TREASURY OBLIGATIONS — 33.4%
		3,300	U.S. Treasury Bonds 2.75%, 11/15/42	3,033,937
		1,300	3.75%, 08/15/41	1,461,890
		2,400	3.875%, 08/15/40	2,763,374
		2,000	4.375%, 02/15/38-05/15/40	2,495,939
		4,200	7.50%, 11/15/24(h)	6,535,595
		1,700	7.625%, 11/15/22	2,578,688
		23,100	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 04/15/17-01/15/23	25,177,323
		3,800	1.125%, 01/15/21(k)	4,681,063
		1,800	2.125%, 02/15/41	2,718,975

10,400	U.S. Treasury Notes 0.25%, 10/31/13-01/31/14	10,407,576
5,000	0.50%, 11/15/13	5,013,280
3,200	1.00%, 01/15/14	3,225,251
8,900	1.25%, 03/15/14	9,004,993
600	1.625%, 08/15/22-11/15/22	582,305
100	1.875%, 08/31/17	104,930
36,700	2.00%, 11/15/21(k)	37,362,325
700	2.00%, 02/15/22	709,899
10,800	2.125%, 08/15/21	11,144,250
100	2.25%, 07/31/18	106,727
200	2.50%, 04/30/15	209,812
6,500	2.625%, 11/15/20	7,013,396
6,600	2.875%, 03/31/18(h)	7,254,331
8,100	3.125%, 05/15/21	9,027,069

	TOTAL U.S. TREASURY OBLIGATIONS (cost $149,386,299)	152,612,928

	TOTAL LONG-TERM INVESTMENTS (cost $417,077,532)	434,043,273

SHORT-TERM INVESTMENTS — 18.4%
REPURCHASE AGREEMENTS(m) — 16.5%
15,700	Barclays Capital, Inc., 0.11%, dated 01/29/13, due 02/05/13 in the amount of $15,700,336	15,700,000
5,500	Citigroup Global Markets, Inc., 0.16%, dated 01/31/13, due 02/01/13 in the amount of $5,500,024	5,500,000
5,500	Citigroup Global Markets, Inc., 0.18%, dated 01/31/13, due 02/01/13 in the amount of $5,500,028	5,500,000
33,300	JPMorgan Securities, Inc., 0.17%, dated 01/31/13, due 02/01/13 in the amount of $33,300,157	33,300,000
4,100	JPMorgan Securities, Inc., 0.18%, dated 01/31/13, due 02/01/13 in the amount of $4,100,021	4,100,000
11,100	Morgan Stanley & Co., LLC, 0.17%, dated 01/31/13, due 02/01/13 in the amount of $11,100,052	11,100,000

	TOTAL REPURCHASE AGREEMENTS (cost $75,200,000)	75,200,000

CERTIFICATES OF DEPOSIT(n) — 1.7%
4,300	Banco Do Brasil, 1.97%, 06/28/13	4,292,884
2,200	Ford Motor Credit, 0.47%, 02/11/13	2,199,688
1,100	0.52%, 02/04/13	1,099,952
200	1.199%, 07/09/13	199,082

	TOTAL CERTIFICATES OF DEPOSIT (cost $7,764,684)	7,791,606

U.S. TREASURY OBLIGATIONS(n) — 0.2%
861	U.S. Treasury Bills(h)(k) 0.19%, 08/22/13 (cost $860,167)	860,493

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
26,412	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $26,412)(w)	26,412

	TOTAL SHORT-TERM INVESTMENTS (cost $83,851,263)	83,878,511

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 113.5% (cost $500,928,795)(p)	517,921,784

Notional Amounts (000)#		Counterparty
OPTIONS WRITTEN*(j) — (0.1)%
Call Options — (0.1)%
$ 3,500	Interest Rate Swap Options, Pay a fixed rate of 0.85% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Goldman Sachs & Co.	(1,270)
8,800	Pay a fixed rate of 0.85% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Morgan Stanley	(3,220)
1,400	Pay a fixed rate of 1.40% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Bank of America	(23,446)
18,400	Pay a fixed rate of 1.40% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Deutsche Bank	(308,154)
800	Pay a fixed rate of 1.80% and receive a floating rate based on 3-Month LIBOR, expiring 07/29/13	Barclays Capital Group	(3,592)
3,000	Pay a fixed rate of 1.80% and receive a floating rate based on 3-Month LIBOR, expiring 07/29/13	Morgan Stanley	(13,469)

			(353,151)

Put Options
3,500	Interest Rate Swap Options, Receive a fixed rate of 1.25% and pay a floating rate based on 3-Month LIBOR, expiring 03/18/13	Goldman Sachs & Co.	(5,352)
8,800	Receive a fixed rate of 1.25% and pay a floating rate based on 3-Month LIBOR, expiring 03/18/13	Morgan Stanley	(13,540)
1,400	Receive a fixed rate of 1.40% and pay a floating rate based on 3-Month LIBOR, expiring 03/18/13	Bank of America	(971)
18,400	Receive a fixed rate of 1.40% and pay a floating rate based on 3-Month LIBOR, expiring 03/18/13	Deutsche Bank	(12,764)
2,300	Receive a fixed rate of 1.30% and pay a floating rate based on 3-Month LIBOR, expiring 04/29/13	Bank of America	(6,575)
2,200	Receive a fixed rate of 1.30% and pay a floating rate based on 3-Month LIBOR, expiring 04/29/13	Deutsche Bank	(6,250)
2,600	Receive a fixed rate of 1.30% and pay a floating rate based on 3-Month LIBOR, expiring 04/29/13	JPMorgan Chase	(7,386)
EUR 10,300	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	(21,955)
EUR 4,300	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	(9,166)
EUR 6,900	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	(35,159)
EUR 4,700	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	(23,949)
800	Receive a fixed rate of 2.65% and pay a floating rate based on 3-Month LIBOR, expiring 07/29/13	Barclays Capital Group	(6,086)

3,000	Receive a fixed rate of 2.65% and pay a floating rate based on 3-Month LIBOR, expiring 07/29/13	Morgan Stanley	(22,821)

			(171,974)

	TOTAL OPTIONS WRITTEN (premiums received $794,739)		(525,125)

SECURITIES SOLD SHORT — (1.9)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
1,000	Federal Home Loan Mortgage Corp. 4.50%, TBA		(1,063,867)
7,000	Federal National Mortgage Assoc. 5.50%, TBA		(7,595,000)

	TOTAL SECURITIES SOLD SHORT (proceeds $8,664,688)		(8,658,867)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 111.5% (cost $491,469,368)		508,737,792
	Liabilities in excess of other assets(x) — (11.5)%		(52,295,135)

	NET ASSETS — 100%		$ 456,442,657

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

*	Non-income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of January 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by FHLMC (coupon rates 1.02% - 2.255%, maturity dates 10/16/17-15/05/22), U.S. Treasury Notes (coupon rate 0.25%, maturity date 09/15/15) and U.S. Treasury Bonds (coupon rates 3.75%-6.125%, maturity dates 11/15/27-08/15/41), with the aggregate value, including accrued interest, of $76,765,301.

(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $502,270,899; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,650,885 (gross unrealized appreciation $19,453,716; gross unrealized depreciation $3,802,831). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
20	90 Day Euribor	Sep. 2014	$6,737,023	$6,736,005	$(1,018)
180	90 Day Euribor	Dec. 2014	60,683,292	60,578,216	(105,076)

					(106,094)

	Short Positions:
14	90 Day Euro-OAT	Mar. 2013	2,572,119	2,540,564	31,555
19	5 Year 1% Fixed Interest Rate Swap	Mar. 2013	1,903,859	1,892,875	10,984
112	5 Year U.S. Treasury Notes	Mar. 2013	13,956,250	13,858,250	98,000
53	10 Year U.S. Treasury Notes	Mar. 2013	7,060,928	6,957,906	103,022

					243,561

					$137,467

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 02/04/13	UBS Securities	BRL	4,215	$2,053,586	$2,115,790	$62,204
Expiring 04/02/13	Goldman Sachs & Co.	BRL	487	238,000	242,755	4,755
Expiring 04/02/13	UBS Securities	BRL	487	238,000	242,719	4,719
Chinese Yuan,
Expiring 02/01/13	Barclays Capital Group	CNY	3,423	545,393	550,386	4,993
Expiring 02/01/13	Deutsche Bank	CNY	4,875	770,188	783,803	13,615
Expiring 02/01/13	Deutsche Bank	CNY	2,851	453,022	458,408	5,386
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,971	633,000	638,490	5,490
Expiring 02/01/13	JPMorgan Chase	CNY	12,863	2,018,830	2,068,313	49,483
Expiring 02/01/13	JPMorgan Chase	CNY	2,986	475,494	480,076	4,582
Expiring 02/01/13	UBS Securities	CNY	54,639	8,668,067	8,785,751	117,684
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	159,499	(143)
Expiring 08/05/13	UBS Securities	CNY	2,887	457,175	460,484	3,309
Euro,
Expiring 02/04/13	UBS Securities	EUR	8,297	11,152,827	11,265,848	113,021
Expiring 10/11/13	JPMorgan Chase	EUR	7,560	9,839,340	10,275,109	435,769
Mexican Peso,
Expiring 04/03/13	HSBC	MXN	321	25,179	25,065	(114)
Expiring 04/03/13	JPMorgan Chase	MXN	42,471	3,249,665	3,319,772	70,107
Norwegian Krone,
Expiring 02/14/13	HSBC	NOK	9,510	1,646,069	1,739,923	93,854

				$42,623,477	$43,612,191	$988,714

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 03/14/13	Deutsche Bank	AUD	8,613	$8,961,947	$8,954,311	$7,636
Brazilian Real,
Expiring 02/04/13	HSBC	BRL	4,215	2,041,749	2,115,791	(74,042)
Expiring 04/02/13	UBS Securities	BRL	4,215	2,038,490	2,101,575	(63,085)

British Pound,
Expiring 03/12/13	JPMorgan Chase	GBP	3,741	5,991,387	5,931,947	59,440
Canadian Dollar,
Expiring 03/21/13	Citigroup Global Markets	CAD	3,862	3,908,768	3,868,063	40,705
Chinese Yuan,
Expiring 02/01/13	HSBC	CNY	57,164	8,988,119	9,191,805	(203,686)
Expiring 02/01/13	HSBC	CNY	556	87,000	89,475	(2,475)
Expiring 02/01/13	Royal Bank of Canada	CNY	27,886	4,364,000	4,483,947	(119,947)
Expiring 08/05/13	Barclays Capital Group	CNY	3,423	545,393	545,948	(555)
Euro,
Expiring 02/04/13	Citigroup Global Markets	EUR	8,297	10,862,598	11,265,848	(403,250)
Expiring 03/04/13	UBS Securities	EUR	8,297	11,154,860	11,267,632	(112,772)
Expiring 06/14/13	JPMorgan Chase	EUR	9,200	11,892,863	12,499,725	(606,862)
Expiring 09/13/13	JPMorgan Chase	EUR	8,000	9,858,000	10,872,387	(1,014,387)
Expiring 09/13/13	JPMorgan Chase	EUR	2,500	3,104,000	3,397,621	(293,621)
Expiring 10/11/13	JPMorgan Chase	EUR	7,344	9,059,191	9,981,535	(922,344)
Expiring 10/11/13	JPMorgan Chase	EUR	216	261,992	293,575	(31,583)
Japanese Yen,
Expiring 04/17/13	Barclays Capital Group	JPY	23,783	267,193	260,220	6,973
Expiring 04/17/13	UBS Securities	JPY	23,784	266,783	260,231	6,552

				$93,654,333	$97,381,636	$(3,727,303)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	5,800	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	$72,889	$7,470	$65,419	Deutsche Bank
AUD	3,400	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	(5,505)	(4,852)	(653)	Goldman Sachs & Co.
AUD	3,300	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	41,471	6,312	35,159	Goldman Sachs & Co.
AUD	1,900	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	187,243	(6,293)	193,536	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	118,259	(3,533)	121,792	Deutsche Bank
BRL	21,200	01/02/15	7.585%	Brazilian interbank overnight lending rate(1)	(43,892)	(43,964)	72	Bank of America, N.A.
BRL	19,600	01/02/15	9.880%	Brazilian interbank overnight lending rate(1)	424,058	—	424,058	Bank of America, N.A.
BRL	13,300	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	294,774	4,527	290,247	UBS AG
BRL	11,500	01/02/15	7.550%	Brazilian interbank overnight lending rate(1)	(27,503)	(28,188)	685	Goldman Sachs & Co.
BRL	8,700	01/02/14	11.990%	Brazilian interbank overnight lending rate(1)	365,864	719	365,145	Barclays Bank PLC
BRL	7,800	01/02/15	8.440%	Brazilian interbank overnight lending rate(1)	52,162	42,071	10,091	Bank of America, N.A.
BRL	7,500	01/02/14	12.510%	Brazilian interbank overnight lending rate(1)	302,882	3,564	299,318	Barclays Bank PLC
BRL	6,800	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	150,757	2,092	148,665	Morgan Stanley & Co.
BRL	5,000	01/02/14	7.785%	Brazilian interbank overnight lending rate(1)	17,605	(10,515)	28,120	Morgan Stanley & Co.
BRL	3,700	01/02/15	9.940%	Brazilian interbank overnight lending rate(1)	82,412	—	82,412	Goldman Sachs & Co.
BRL	2,400	01/02/14	10.580%	Brazilian interbank overnight lending rate(1)	53,408	(18,337)	71,745	Morgan Stanley & Co.
BRL	1,300	01/02/17	8.860%	Brazilian interbank overnight lending rate(1)	6,308	8,088	(1,780)	Bank of America, N.A.
BRL	1,200	01/02/15	8.430%	Brazilian interbank overnight lending rate(1)	7,909	6,603	1,306	Deutsche Bank
BRL	500	01/02/14	8.250%	Brazilian interbank overnight lending rate(1)	3,210	1,862	1,348	JPMorgan & Co.
MXN	37,200	03/05/13	6.500%	28 day Mexican interbank rate(1)	9,164	(148)	9,312	Morgan Stanley & Co.

					$2,113,475	$(32,522)	$2,145,997

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at January 31, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
	$9,600	06/19/23	2.000%	3 month LIBOR(1)	$166,550	$156,861	$9,689
	3,670	06/19/17	0.750%	3 month LIBOR(1)	24,720	26,445	(1,725)
	1,300	06/19/43	2.750%	3 month LIBOR(1)	82,076	78,033	4,043
AUD	5,700	03/15/18	3.500%	6 month Australian Bank Bill rate(1)	13,500	(15,710)	29,210
AUD	5,100	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(105,672)	(33,242)	(72,430)
EUR	6,300	03/21/17	2.000%	6 month Euribor(1)	379,610	185,981	193,629
EUR	1,200	03/20/23	1.750%	6 month Euribor(1)	28,841	23,075	5,766

					$589,625	$421,443	$168,182

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.
#	Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
AutoZone, Inc.,	06/20/16	0.720%	$1,100	$(12,166)	$—	$(12,166)	Deutsche Bank
Cardinal Health, Inc.	06/20/17	0.560%	1,200	(7,015)	—	(7,015)	UBS AG
CitiFinancial	06/20/15	0.150%	400	3,476	—	3,476	Barclays Bank PLC
CSX Corp.8	03/20/18	1.650%	1,600	(102,592)	—	(102,592)	Goldman Sachs & Co.
Embarq Corp.	03/20/14	1.250%	700	(8,185)	—	(8,185)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	600	(7,167)	—	(7,167)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	600	(8,337)	—	(8,337)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	200	(2,465)	—	(2,465)	Morgan Stanley & Co.
Goodrich Corp.	09/20/16	0.510%	200	(3,123)	—	(3,123)	Deutsche Bank
Limited Brands, Inc.,	09/20/17	2.290%	1,900	(25,297)	—	(25,297)	Bank of America, N.A.
Pearson Dollar	06/20/14	0.760%	4,200	(29,363)	—	(29,363)	Morgan Stanley & Co.

				$(202,234)	$—	$(202,234)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Value at January 31, 2013	Value at Trade Date	Unrealized Depreciation(3)
Exchange-traded credit default swaps—Buy Protection(1):
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	$4,320	$(320,104)	$89,100	$(409,204)
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,646	74,549	206,968	(132,419)
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	17,037	(283,440)	153,579	(437,019)

				$(528,995)	$449,647	$(978,642)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2013.
#	Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,855,803	$154,851
Bank Loans	—	420,138	—
Commercial Mortgage-Backed Security	—	899,878	—
Corporate Bonds	—	107,272,183	—
Foreign Government Bonds	—	36,808,307	—
Municipal Bonds	—	19,783,152	—
Residential Mortgage-Backed Securities	—	12,254,421	—
U.S. Government Agency Obligations	—	98,981,612	—
U.S. Treasury Obligations	—	153,473,421	—
Repurchase Agreements	—	75,200,000	—
Certificate of Deposits	—	7,791,606	—
Affiliated Money Market Mutual Fund	26,412	—	—
Options Written	—	(525,125)	—
Securities Sold Short - U.S. Government Agency Obligations	—	(8,658,867)	—
Other Financial Instruments*
Futures	137,467	—	—
Forward foreign currency exchange contracts	—	(2,738,589)	—
Interest rate swap agreements	168,182	2,145,997	—
Credit default swap agreements	(978,642)	(202,234)	—

Total	$(646,581)	$507,761,703	$154,851

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Intermediate-Term Bond Portfolio

Schedule of Investments

as of January 31, 2013 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 100.6%
ASSET-BACKED SECURITIES — 2.7%
Aaa	$232	AMMC CDO VI Ltd., Series 2006-6A, Class A1A, 144A (Cayman Islands) 0.537%(c), 05/03/18	$ 229,778
AAA(d)	240	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 144A (Cayman Islands) 0.548%(c), 11/15/17	238,163
Aaa	1,482	Franklin CLO Ltd., Series 5A, Class A2, 144A (Cayman Islands) 0.568%(c), 06/15/18	1,451,511
Aaa	566	Kingsland I Ltd., Series 2005-1A, Class A1A, 144A (Cayman Islands)(g) 0.56%(c), 06/13/19	563,051
B3	238	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.334%(c), 05/25/37	132,310
Aaa	1,493	SLM Student Loan Trust, Series 2008-9, Class A 1.801%(c), 04/25/23	1,556,854

		TOTAL ASSET-BACKED SECURITIES (cost $4,199,804)	4,171,667

BANK LOANS(c) — 0.8%
Diversified Financial Services — 0.8%
B3	800	AGFS Funding Co., Initial Loan 5.50%, 05/10/17	801,400
Ba2	500	Delos Aircraft, Inc., Term Loan 4.75%, 04/12/16	503,125

		TOTAL BANK LOANS (cost $1,295,090)	1,304,525

CERTIFICATE OF DEPOSIT — 1.0%
NR	1,600	Banco do Brasil SA, Certificate of Deposits (Brazil) 2.556%, 02/14/14 (cost $1,600,000)	1,599,186

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
NR	1,801	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A 2.506%(c), 11/15/15	1,803,183
Aaa	1,006	Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	1,060,282
NR	600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	696,241
NR	600	Series 2010-RR1, Class 3A, 144A 5.593%(c), 06/10/49	689,028
NR	700	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/18/39	792,546

Aaa	316	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.745%(c), 07/09/21	314,442

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,911,684)	5,355,722

CORPORATE BONDS — 52.5%
Airlines — 0.6%
Baa2	322	Delta Air Lines 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates 6.20%, 01/02/20	362,050
A3	200	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates, 144A (Guernsey) 5.125%, 11/30/24	210,500
NR	772	United Airlines, Inc., Equipment Trust(g) 10.85%, 02/19/15	324,430

			896,980

Auto Manufacturer — 1.5%
A3	2,300	Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands) 1.625%, 08/12/13	2,313,409

Building & Construction — 3.3%
B2	4,800	KB Home, Gtd. Notes 5.875%, 01/15/15	5,088,000

Commercial Banks — 11.7%
Baa1	1,100	Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 4.50%, 01/22/15	1,149,500
		Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)
BBB(d)	1,800	2.408%(c), 03/18/14	1,794,067
Baa1	300	4.25%, 01/14/16	311,250
Aa3	500	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 3.75%, 09/22/15	524,142
Baa2	800	Banco Votorantim Ltd., Sr. Unsec’d. Notes, 144A (Brazil) 3.31%(c), 03/28/14	798,288
Baa1	2,000	Bank of America Corp., Sr. Unsec’d. Notes, MTN 0.638%(c), 09/15/14	1,986,974
B2	400	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	417,000
A+(d)	1,000	DNB Bank ASA, Sr. Unsec’d. Notes, 144A (Norway) 3.20%, 04/03/17	1,060,331
Ba1	100	Eksportfinans ASA, (Norway) Sr. Unsec’d. Notes 0.505%(c), 04/05/13	99,770
Ba1	100	2.00%, 09/15/15	95,750
Ba1	400	2.375%, 05/25/16	381,912
Ba1	100	5.50%, 05/25/16	104,394
Ba1	100	Sr. Unsec’d. Notes, MTN 1.875%, 04/02/13	99,914
A1	2,900	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN 7.50%, 02/15/19	3,645,277
A1	600	Korea Development Bank, Sr. Unsec’d. Notes (South Korea) 5.75%, 09/10/13	617,434

Aa2		1,600	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 1.205%(c), 01/14/14	1,613,600
Ba2		1,100	Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,137,255
Aaa		1,200	Sparebanken 1 Boligkreditt A/S, Covered Bonds, 144A (Norway)(g) 1.25%, 10/25/14	1,206,360
Aaa		1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,247,880

				18,291,098

Diversified Financial Services — 12.7%
A2		500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	505,019
A2		1,800	American Express Credit Corp., Sr. Unsec’d. Notes, MTN 5.875%, 05/02/13	1,823,978
Aaa		2,500	BNP Paribas Home Loan SA, Sec’d. Notes, 144A (France)(g) 2.20%, 11/02/15	2,584,500
Aaa		1,000	BRFkredit A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.554%(c), 04/15/13	999,945
Baa1		2,300	Capital One Bank USA NA, Sub. Notes 6.50%, 06/13/13	2,347,748
Aa1		2,200	Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland) 5.00%, 05/15/13	2,228,455
Aaa		1,200	DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland) 1.004%(c), 07/16/13	1,202,683
Aa3		100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.15%, 07/05/16	105,804
Aa3		200	4.40%, 07/22/20	220,779
Aa3		100	6.30%, 04/23/19	121,994
A(d)	EUR	1,000	JPMorgan Chase Bank NA, Sub. Notes 0.878%(c), 05/31/17	1,324,865
A(d)	EUR	200	4.375%(c), 11/30/21	285,136
Aa2		700	6.00%, 10/01/17	824,813
NR		1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i) 2.851%, 12/23/24	441,000
NR		600	5.625%, 01/24/14	149,250
Baa2	EUR	1,100	Merrill Lynch & Co. Inc., Sr. Unsec’d. Notes, MTN 0.486%(c), 01/31/14	1,487,791
A2		1,200	Morgan Stanley, Sr. Unsec’d. Notes 3.45%, 11/02/15	1,252,385
Aaa		1,900	Stadshypotek AB, Covered Bonds, 144A (Sweden)(g) 0.861%(c), 09/30/13	1,900,034

				19,806,179

Electric — 4.5%
Ba1		1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,277,088

A3		500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	514,502
Baa3		1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,249,040
Baa1		600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g) 2.50%, 08/15/15	616,893
A2		2,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.30%, 05/01/18	2,734,626
BB+(d)	EUR	500	Tokyo Electric Power Co. Inc. (The), Sr. Sec’d. Notes (Japan) 4.50%, 03/24/14	687,722

				7,079,871

Electronics — 0.8%
Baa2		1,200	Agilent Technologies, Inc., Sr. Unsec’d. Notes 2.50%, 07/15/13	1,210,801

Financial — Bank & Trust — 0.3%
A3		500	Citigroup, Inc., Notes, MTN 5.50%, 10/15/14	535,596

Financial Services — 1.2%
BB+(d)		1,700	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 2.375%, 01/16/18	1,677,506
Ba1		200	3.875%, 01/15/15	207,854

				1,885,360

Healthcare — Services — 0.3%
Ba3		500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	555,000

Insurance — 1.3%
Baa1		160	American International Group, Inc., Sr. Unsec’d. Notes 4.25%, 05/15/13	161,612
Baa1		800	Sr. Unsec’d. Notes, 144A 3.75%, 11/30/13	819,457
A3		1,100	MetLife, Inc., Sr. Unsec’d. Notes 1.563%(c), 08/06/13	1,106,683

				2,087,752

Investment Company — 1.3%
Aaa		2,000	FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.68%(c), 06/13/13	2,002,060

Media — 1.4%
Baa2		1,200	NBC Universal Media LLC, Sr. Unsec’d. Notes, 144A 4.375%, 04/01/21	1,321,738
Baa1		850	Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom) 5.50%, 05/06/13	859,477

				2,181,215

Metals & Mining — 1.3%
Baa1		1,200	Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom) 2.15%, 09/27/13	1,208,160

Ba1	800	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	880,000

			2,088,160

Oil, Gas & Consumable Fuels — 3.3%
Baa2	1,100	Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada) 4.50%, 09/15/14	1,164,465
Baa2	400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.00%, 07/15/15(g)	424,278
Baa2	600	5.45%, 07/15/20	690,715
Baa1	1,200	Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) 5.092%, 11/29/15	1,276,800
Baa1	400	Noble Holding International Ltd., Gtd. Notes (Cayman Islands) 3.45%, 08/01/15	420,894
Aa1	1,000	Shell International Finance BV, Gtd. Notes (Netherlands) 3.10%, 06/28/15	1,058,671
BBB-(d)	100	Southwestern Energy Co., Gtd. Notes 4.10%, 03/15/22	105,804

			5,141,627

Pipelines — 3.8%
Baa2	2,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	2,823,019
Ba2	250	NGPL PipeCo LLC, Sr. Sec’d. Notes, 144A 7.119%, 12/15/17	272,500
Baa2	1,075	Spectra Energy Capital LLC, Gtd. Notes 5.50%, 03/01/14	1,128,115
A3	1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,660,965

			5,884,599

Software — 0.9%
A1	1,200	Oracle Corp., Sr. Unsec’d. Notes 3.875%, 07/15/20	1,337,753

Telecommunications — 1.6%
A2	675	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 5.55%, 02/01/14	705,955
Baa1	1,680	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,780,717

			2,486,672

Tobacco — 0.7%
Baa1	1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	1,060,560

		TOTAL CORPORATE BONDS (cost $78,556,239)	81,932,692

FOREIGN GOVERNMENT BONDS — 4.7%
Baa3	1,500	Republic of Panama, Sr. Unsec’d. Notes (Panama) 9.375%, 04/01/29	2,448,750

Aa1	GBP	500	United Kingdom Gilt, (United Kingdom) Unsec’d. Notes 1.75%, 09/07/22	769,325
Aa1	GBP	2,200	4.00%, 03/07/22	4,085,485

			TOTAL FOREIGN GOVERNMENT BONDS (cost $6,475,138)	7,303,560

MUNICIPAL BONDS — 4.1%
California — 0.7%
B3		800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	726,720
Aa2		325	University of California, Revenue Bonds 5.035%, 05/15/21	365,586

				1,092,306

Florida — 0.5%
Aa2		800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	870,304

Illinois — 0.7%
Aa3		1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,128,640

New York — 1.7%
Aa1		1,100	New York City Transitional Finance Authority, Revenue Bonds 4.075%, 11/01/20	1,225,444
Aa1		1,200	5.008%, 08/01/27	1,367,808

				2,593,252

West Virginia — 0.5%
B2		920	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	762,754

			TOTAL MUNICIPAL BONDS (cost $5,976,005)	6,447,256

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.8%
A3		127	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.526%(c), 02/25/45	124,884
CCC(d)		191	Banc of America Funding Corp., Series 2006-A, Class 1A1 2.692%(c), 02/20/36	189,792
AAA(d)		945	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.25%, 04/26/37	890,036
B3		279	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.654%(c), 11/25/34	264,979
B3		617	Series 2004-8, Class 13A1 3.192%(c), 11/25/34	591,911
Caa3		588	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 2.872%(c), 11/25/36	414,947
Caa3		545	Series 2006-6, Class 32A1 2.938%(c), 11/25/36	372,879
B+(d)		182	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.57%(c), 10/25/35	178,587
CC(d)		1,084	Series 2006-AR1, Class 1A1 2.53%(c), 10/25/35	1,027,252

A+(d)		37	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	39,488
Baa3		102	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	107,353
B2		595	Series 2004-25, Class 1A1 0.534%(c), 02/25/35	528,418
Aa1		14	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	14,834
Aa1	EUR	779	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 1.002%(c), 04/17/41	847,961
Aaa		207	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	235,653
Aaa		543	Series T-75, Class A1 0.244%(c), 12/25/36	539,720
Aaa		783	Freddie Mac REMICS, Series 3346, Class FA 0.436%(c), 02/15/19	783,882
Aaa		44	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	52,953
Aaa		56	Series 2000-9, Class FG 0.806%(c), 02/16/30	56,814
Aaa		77	Series 2000-9, Class FH 0.706%(c), 02/16/30	78,150
Aaa		162	Series 2000-11, Class PH 7.50%, 02/20/30	169,344
Aaa		97	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.405%(c), 12/20/54	95,973
Caa2		337	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.434%(c), 06/25/45	257,611
A+(d)		256	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.661%(c), 09/25/35	263,478
B2		277	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.414%(c), 02/25/36	246,469
A1		233	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 1.21%(c), 10/25/35	232,435
Aaa		1,342	NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A 0.578%(c), 11/06/17	1,344,036
Aaa		245	Sequoia Mortgage Trust, Series 10, Class 2A1 0.965%(c), 10/20/27	241,556
Baa2		111	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1 0.455%(c), 07/19/35	100,869
NR		28	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 2.552%(c), 01/25/32	25,371
Baa2		238	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.571%(c), 06/25/42	228,839
B2		14	Series 2002-AR9, Class 1A 1.571%(c), 08/25/42	13,058

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,006,048)	10,559,532

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
85	Federal National Mortgage Assoc. 2.196%(c), 07/01/25	87,621
20	3.125%(c), 08/01/24	20,021
4,000	4.50%, TBA	4,292,500
4,000	5.00%, TBA	4,318,750
4	5.092%(c), 12/01/30	3,764
327	Government National Mortgage Assoc. 1.625%, 01/20/24-03/20/30	338,709
196	1.75%, 05/20/23-07/20/30	204,907
101	2.00%, 10/20/24-06/20/27	105,488
37	2.50%(c), 02/20/25	38,225
144	Small Business Administration Participation Certificates, Series 2008-20A, Class 1 5.17%, 01/01/28	163,322
306	Series 2008-20D, Class 1 5.37%, 04/01/28	343,617

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,877,123)	9,916,924

U.S. TREASURY OBLIGATIONS — 18.3%
3,500	U.S. Treasury Inflationary Indexed Bonds, TIPS 1.75%, 01/15/28	4,899,881
200	2.00%, 01/15/26	300,414
1,290	2.375%, 01/15/25	2,104,660
510	2.50%, 01/15/29	768,044
60	3.875%, 04/15/29	136,858
3,600	U.S. Treasury Notes 0.125%, 09/30/13(k)	3,599,719
1,700	0.25%, 10/31/13-11/30/13	1,701,222
500	0.375%, 07/31/13	500,644
2,100	0.50%, 10/15/13	2,105,250
1,200	0.75%, 08/15/13	1,204,031
800	1.00%, 08/31/19	785,813
10,800	1.625%, 11/15/22	10,455,750

	TOTAL U.S. TREASURY OBLIGATIONS (cost $28,742,403)	28,562,286

	TOTAL LONG-TERM INVESTMENTS (cost $152,639,534)	157,153,350

SHORT-TERM INVESTMENTS — 5.3%
REPURCHASE AGREEMENT(m) — 3.3%
5,100	Citigroup Global Markets, Inc., 0.18%, dated 01/31/13, due 02/01/13 in the amount of $5,100,026 (cost $5,100,000)	5,100,000

U.S. TREASURY OBLIGATIONS(n) — 0.2%
57	U.S. Treasury Bills 0.176%, 07/25/13	56,971
205	0.19%, 08/22/13	204,879

	TOTAL U.S. TREASURY OBLIGATIONS (cost $261,762)	261,850

CERTIFICATES OF DEPOSIT(n) — 1.5%
1,000	Daimler Finance LLC, 1.07%, 10/15/13	995,338
1,400	Itau Unibanco 1.48%, 10/31/13	1,382,335

	TOTAL CERTIFICATES OF DEPOSIT (cost $2,376,759)	2,377,673

Shares	Description
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
520,077	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $520,077)(w)		520,077

Notional Amounts (000)#		Counterparty
OPTIONS PURCHASED*(j)
Call Options
$900	Interest Rate Swap Options, Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	450
Put Options
900	Interest Rate Swap Options, Pay a fixed rate of 3.10% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	13,165

	TOTAL OPTIONS PURCHASED (cost $19,440)		13,615

	TOTAL SHORT-TERM INVESTMENTS (cost $8,278,038)		8,273,215

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.9% (cost $160,917,572)(p)		165,426,565

OPTIONS WRITTEN*(j)
Call Options
1,900	Interest Rate Swap Options, Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Credit Suisse First Boston Corp.	(298)
9,500	Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	JPMorgan Chase	(1,492)
500	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(2,245)
3,200	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(14,367)

			(18,402)

Put Options
1,900	Interest Rate Swap Options, Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Credit Suisse First Boston Corp.	(3,809)
9,500	Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	JPMorgan Chase	(19,045)
500	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(3,804)

3,200	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(24,342)

			(51,000)

	TOTAL OPTIONS WRITTEN (premiums received $76,745)		(69,402)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.9% (cost $160,840,827)		165,357,163
	Liabilities in excess of other assets(x) — (5.9)%		(9,178,196)

	NET ASSETS — 100%		$ 156,178,967

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

REMICS—Real Estate Mortgage Investment Conduit

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of January 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by FHLMC (coupon rate 1.020%, maturity date 10/16/2017) with an aggregate value, including accrued interest of $5,207,882.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $161,863,241; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,563,324 (gross unrealized appreciation $5,314,244; gross unrealized depreciation $1,750,920). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation(1)
	Short Positions:
89	5 Year U.S. Treasury Notes	Mar. 2013	$11,043,648	$11,012,359	$31,289

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 02/21/13	Barclays Capital Group	AUD	1,358	$1,413,250	$1,414,018	$768
Expiring 02/21/13	Hong Kong & Shanghai Bank	AUD	139	146,065	144,734	(1,331)
Expiring 02/21/13	Hong Kong & Shanghai Bank	AUD	93	97,519	96,836	(683)
Expiring 02/21/13	Royal Bank of Canada	AUD	287	302,242	298,839	(3,403)
Brazilian Real,
Expiring 02/04/13	Barclays Capital Group	BRL	134	64,000	67,053	3,053
Expiring 02/04/13	Hong Kong & Shanghai Bank	BRL	64	30,976	32,099	1,123
Expiring 02/04/13	JPMorgan Chase	BRL	701	335,000	351,941	16,941
Expiring 02/04/13	UBS Securities	BRL	465	223,000	233,231	10,231
Expiring 04/02/13	Barclays Capital Group	BRL	46	23,000	22,935	(65)
Expiring 04/02/13	UBS Securities	BRL	188	91,148	93,969	2,821
British Pound,
Expiring 02/04/13	Credit Suisse First Boston Corp.	GBP	2,684	4,221,664	4,256,715	35,051
Expiring 03/12/13	Royal Bank of Canada	GBP	59	94,827	93,554	(1,273)
Chinese Yuan,
Expiring 02/01/13	Barclays Capital Group	CNY	7,470	1,190,195	1,201,091	10,896
Expiring 02/01/13	Deutsche Bank	CNY	14,553	2,296,513	2,340,063	43,550
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	318,999	(286)
Expiring 08/05/13	UBS Securities	CNY	5,656	895,677	902,161	6,484
Expiring 11/25/13	JPMorgan Chase	CNY	21,337	3,371,000	3,386,144	15,144
Euro,
Expiring 03/18/13	Hong Kong & Shanghai Bank	EUR	552	737,171	749,693	12,522

				$15,852,532	$16,004,075	$151,543

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 02/21/13	Citigroup Global Markets	AUD	98	$102,087	$102,043	$44
Expiring 02/21/13	UBS Securities	AUD	2,756	2,880,020	2,869,686	10,334
Brazilian Real,
Expiring 02/04/13	Barclays Capital Group	BRL	1,175	558,000	589,719	(31,719)
Expiring 02/04/13	UBS Securities	BRL	188	91,823	94,604	(2,781)
British Pound,
Expiring 02/04/13	Barclays Capital Group	GBP	1,342	2,171,563	2,128,357	43,206
Expiring 02/04/13	Deutsche Bank	GBP	1,342	2,172,564	2,128,357	44,207
Expiring 03/04/13	Credit Suisse First Boston Corp.	GBP	2,684	4,220,987	4,256,084	(35,097)
Expiring 03/12/13	Barclays Capital Group	GBP	489	784,850	775,387	9,463
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	4,438	688,000	713,548	(25,548)
Expiring 02/01/13	JPMorgan Chase	CNY	17,585	2,759,957	2,827,606	(67,649)
Expiring 08/05/13	Barclays Capital Group	CNY	7,470	1,190,195	1,191,407	(1,212)
Euro,
Expiring 03/18/13	Barclays Capital Group	EUR	91	120,711	123,591	(2,880)
Expiring 03/18/13	Citigroup Global Markets	EUR	197	262,247	267,554	(5,307)
Expiring 03/18/13	JPMorgan Chase	EUR	937	1,247,330	1,272,577	(25,247)
Expiring 03/18/13	Royal Bank of Scotland Group PLC	EUR	4,636	5,986,296	6,296,338	(310,042)
Expiring 03/18/13	UBS Securities	EUR	390	529,470	529,675	(205)
Japanese Yen,
Expiring 04/17/13	Hong Kong & Shanghai Bank	JPY	140,749	1,581,065	1,539,996	41,069
Mexican Peso,
Expiring 04/03/13	JPMorgan Chase	MXN	44	3,341	3,413	(72)

				$27,350,506	$27,709,942	$(359,436)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
	$5,400	07/10/16	0.783%	1 day Federal Funds rate compounded(1)	$(626)	$1,007	$(1,633)	Goldman Sachs
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	298,461	(22,693)	321,154	Barclays Bank PLC
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	298,786	(22,012)	320,798	JPMorgan Chase
AUD	1,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	88,165	(8,522)	96,687	Citigroup
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	6,790	(508)	7,298	UBS AG
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	6,782	(605)	7,387	Deutsche Bank
BRL	11,000	01/02/17	8.180%	Brazilian interbank overnight lending rate(1)	(67,084)	(19,100)	(47,984)	Barclays Bank PLC
BRL	8,400	01/02/17	8.210%	Brazilian interbank overnight lending rate(1)	(47,745)	(16,474)	(31,271)	JPMorgan Chase
BRL	1,000	01/02/17	8.590%	Brazilian interbank overnight lending rate(1)	(1,322)	—	(1,322)	Barclays Bank PLC

					$582,207	$(88,907)	$671,114

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at January 31, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
	$12,600	03/21/23	3.000%	3 month LIBOR(1)	$(133,798)	$(44,730)	$(89,068)
	2,200	06/19/23	2.000%	3 month LIBOR(1)	38,168	35,999	2,169
	500	06/19/43	2.750%	3 month LIBOR(1)	31,568	30,013	1,555
AUD	4,500	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	5,270	(24,377)	29,647
AUD	1,500	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(31,080)	(4,463)	(26,617)
JPY	40,000	12/21/41	2.000%	6 month LIBOR(1)	(5,828)	38,087	(43,915)

					$(95,700)	$30,529	$(126,229)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.
#	Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Implied Credit Spread at January 31, 2013(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection (1):
Berkshire Hathaway	03/20/13	1.000%		$2,500	0.189%	$5,710	—	$5,710	Barclays Bank PLC
BP Capital Markets	06/20/15	5.000%		700	0.296%	83,775	10,128	73,647	Goldman Sachs
BP Capital Markets	06/20/15	5.000%		800	0.296%	95,744	5,729	90,015	Credit Suisse First Boston Corp.
Citigroup, Inc.	09/20/14	1.000%		2,700	0.361%	32,961	(25,966)	58,927	Credit Suisse First Boston Corp.
Dell, Inc.,	12/20/17	1.000%		300	3.806%	(37,300)	(21,945)	(15,355)	Goldman Sachs
Federal Republic of Brazil	03/20/16	1.000%		2,800	0.788%	18,370	(16,612)	34,982	Citigroup
Japan Gov’t. Series 55	03/20/16	1.000%		600	0.477%	10,619	2,750	7,869	Goldman Sachs
Lloyds TSB Bank	09/20/17	3.000%	EUR	1,200	1.360%	124,341	9,495	114,846	Morgan Stanley & Co.
Lloyds TSB Bank	09/20/17	3.000%	EUR	400	1.360%	41,447	3,764	37,683	Deutsche Bank
Morgan Stanley Co.	06/20/13	1.000%		2,600	0.222%	10,963	(28,649)	39,612	Credit Suisse First Boston Corp.
Republic of Italy	06/20/17	1.000%	EUR	300	2.061%	(17,292)	(50,526)	33,234	Bank of America, N.A.
Republic of Korea	03/20/16	1.000%		2,500	0.423%	50,381	1,298	49,083	Barclays Bank PLC
Shell International	09/20/15	1.000%		200	0.297%	4,178	2,828	1,350	Credit Suisse First Boston Corp.

						$423,897	$(107,706)	$531,603

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps—Buy Protection (2):
Credit Agricole SA	12/20/16	1.000%	EUR	300	$5,189	$23,437	$(18,248)	Goldman Sachs
Credit Agricole SA	12/20/16	1.000%	EUR	500	8,647	38,158	(29,511)	Citigroup
Dow Jones iTraxx 15	06/20/16	1.000%	EUR	2,100	50,621	293,834	(243,213)	Morgan Stanley & Co.
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	700	(49,239)	51,570	(100,809)	Bank of America, N.A.
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	600	(42,335)	2,680	(45,015)	Credit Suisse First Boston Corp.
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	1,300	(91,727)	14,437	(106,164)	Citigroup
Dow Jones iTraxx 18	12/20/17	5.000%	EUR	900	(35,696)	17,003	(52,699)	Citigroup
Dow Jones iTraxx 18	12/20/17	5.000%	EUR	600	(23,795)	5,000	(28,795)	Barclays Bank PLC
Dow Jones iTraxx 18	12/20/17	5.000%	EUR	3,590	(141,899)	127,443	(269,342)	Morgan Stanley & Co.
KB Home	03/20/15	5.000%		$4,000	(349,332)	(131,123)	(218,209)	Deutsche Bank

					$(669,566)	$442,439	$(1,112,005)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Value at January 31, 2013	Value at Trade Date	Unrealized Appreciation(5)
Exchange-traded credit default swaps—Buy Protection (2):
Dow Jones CDX HY 18 5Y Index	06/20/17	5.000%	$891	$34,975		$34,975
Dow Jones CDX HY 19 5Y Index	12/20/17	5.000%	1,500	42,942	(18,625)	61,567
Dow Jones CDX IG 19 5Y Index	12/20/17	1.000%	6,400	40,683	4,843	35,840

				$118,600	$(13,782)	$132,382

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2013.
#	Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,171,667	$—
Bank Loans	—	1,304,525	—
Certificates of Deposit	—	3,976,859	—
Commercial Mortgage-Backed Securities	—	5,355,722	—
Corporate Bonds	—	81,932,692	—
Foreign Government Bonds	—	7,303,560	—
Municipal Bonds	—	6,447,256	—
Residential Mortgage-Backed Securities	—	10,559,532	—
U.S. Government Agency Obligations	—	9,916,924	—
U.S. Treasury Obligations	—	28,824,136	—
Repurchase Agreement	—	5,100,000	—
Affiliated Money Market Mutual Fund	520,077	—	—
Options Purchased	—	13,615	—
Options Written	—	(69,402)	—
Other Financial Instruments*
Futures	31,289	—	—
Forward foreign currency exchange contracts	—	(207,893)	—
Interest rate swap agreements	(126,229)	671,114	—
Credit default swap agreements	132,382	(580,402)	—

Total	$557,519	$164,719,905	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Mortgage Backed Securities Portfolio

Schedule of Investments

as of January 31, 2013 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 132.9%
ASSET-BACKED SECURITIES — 7.5%
$ 200	American Credit Acceptance Receivables Trust, Series 2012-3, Class B, 144A 2.28%, 09/17/18	$ 199,719
570	CarMax Auto Owner Trust, Series 2012-3, Class A4 0.79%, 04/16/18	567,408
320	Ford Credit Auto Owner Trust, Series 2012-D, Class B 1.01%, 05/15/18	318,068
465	GE Equipment Transportation LLC, Series 2012-2, Class A4 0.81%, 09/24/20	464,857
130	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class B3, 144A 2.734%, 01/15/48	129,874
110	Huntington Auto Trust, Series 2012-2, Class B 1.07%, 02/15/18	110,075
885	Nissan Auto Lease Trust, Series 2012-B, Class A4 0.74%, 09/17/18	884,296
355	Santander Drive Auto Receivables Trust, Series 2012-6, Class B 1.33%, 05/15/17	354,034
200	Westlake Automobile Receivables Trust, Series 2012-1A, Class A2, 144A 1.03%, 03/15/16	200,212
90	World Omni Auto Receivables Trust, Series 2012-B, Class B 1.06%, 09/16/19	89,729

	TOTAL ASSET-BACKED SECURITIES (cost $3,324,561)	3,318,272

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
244	FREMF Mortgage Trust, Series 2012-K501, Class C, 144A 3.49%(c), 11/25/46	246,622
310	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 5.308%(c), 11/10/45	343,206
300	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4 5.553%(c), 04/10/38	335,477
370	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 144A 4.07%, 11/15/43	413,788
300	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5 5.733%(c), 05/15/43	343,051

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,690,237)	1,682,144

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.5%
184	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.52%(c), 03/25/36	156,965
121	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	103,096

334	Series 2005-85CB, Class 2A2 5.50%, 02/25/36	282,165
251	Series 2005-J11, Class 1A3 5.50%, 11/25/35	234,727
259	Series 2007-HY5R, Class 2A1A 5.491%(c), 03/25/47	250,873
59	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	57,549
67	Series 2006-J2, Class 1A6 6.00%, 04/25/36	59,740
9	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	9,434
1	Series 83, Class Z 9.00%, 10/15/20	1,514
14	Series 186, Class E 6.00%, 08/15/21	14,902
4	Series 1058, Class H 8.00%, 04/15/21	4,337
3	Series 1116, Class I 5.50%, 08/15/21	3,571
19	Series 1120, Class L 8.00%, 07/15/21	21,846
357	Series 2809, Class UC 4.00%, 06/15/19	376,944
517	Series 2995, Class ST, IO 6.544%(c), 05/15/29	111,264
1,414	Series 3279, Class SD, IO 6.224%(c), 02/15/37	227,797
1,347	Series 3309, Class SC, IO 6.244%(c), 04/15/37	213,050
285	Series 3787, Class AY 3.50%, 01/15/26	306,557
330	Series 3840, Class HB 3.50%, 04/15/26	358,359
132	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	159,874
6	Federal National Mortgage Assoc. Series 56, Class 1 6.00%, 04/01/19	6,158
5	Series 1988-19, Class J 8.50%, 07/25/18	5,980
3	Series 1990-10, Class L 8.50%, 02/25/20	3,260
5	Series 1990-108, Class G 7.00%, 09/25/20	6,106
6	Series 1991-21, Class J 7.00%, 03/25/21	6,640
11	Series 1992-113, Class Z 7.50%, 07/25/22	12,914
148	Series 1993-223, Class ZA 6.50%, 12/25/23	167,675
85	Series 2001-51, Class QN 6.00%, 10/25/16	89,867
72	Series 2003-33, Class PT 4.50%, 05/25/33	79,619
935	Series 2007-22, Class SD, IO 6.196%(c), 03/25/37	143,753
285	Series 2011-67, Class BE 3.50%, 07/25/26	305,576
9	Series G14, Class L 8.50%, 06/25/21	9,952
8	Series G92-24, Class Z 6.50%, 04/25/22	9,255

44	Series G92-59, Class D 6.00%, 10/25/22	50,990
141	Series G94-4, Class PG 8.00%, 05/25/24	161,367
14	First Boston Mortgage Securities Corp., Series B, Class I-O, IO 8.985%, 04/25/17	1,459
14	Series B, Class P-O, PO 2.469%(s), 04/25/17	13,507
60	Government National Mortgage Assoc. Series 2006-35, Class LO, PO 1.572%(s), 07/20/36	56,794
689	Series 2006-38, Class XS, IO 7.044%(c), 09/16/35	160,981
73	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 2.911%(c), 04/25/35	67,831
191	Series 2007-AR2, Class 1A1 3.088%(c), 05/25/47	155,740
164	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	161,083
154	Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22 6.00%, 08/25/37	141,276
516	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	526,124
259	Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A 1.57%(c), 12/25/59	260,718
175	Series 2012-3A, Class M1, 144A 2.66%(c), 12/25/59	175,711
120	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5 2.12%(c), 03/25/33	120,752
138	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2 2.604%(c), 07/25/36	127,307

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,314,409)	5,982,959

U.S. GOVERNMENT AGENCY OBLIGATIONS — 108.1%
2,600	Federal Home Loan Mortgage Corp. 3.50%, TBA	2,732,437
3,100	4.00%, TBA	3,286,484
1,500	4.50%, TBA	1,595,801
1,158	5.00%, 10/01/35	1,250,760
1,100	5.00%, TBA	1,183,187
2,517	5.50%, 06/01/34-07/01/38	2,727,791
588	6.00%, 01/01/15-02/01/21	647,736
46	6.50%, 01/01/18-06/01/22	51,806
15	7.50%, 06/01/28	18,506
1	8.50%, 04/01/18	1,455
12	11.50%, 03/01/16	11,759
1,600	Federal National Mortgage Assoc. 2.50%, TBA	1,656,500
500	3.50%, TBA	527,266
4,000	3.50%, TBA	4,229,375
376	4.00%, 01/01/42	400,031
770	4.50%, 05/01/35	832,571
1,500	5.00%, 11/01/18-08/01/35	1,626,403
67	5.00%, 07/01/33(k)	72,650
102	5.00%, 09/01/34(k)	110,171
700	5.00%, TBA	755,672
562	5.50%, 06/01/33-05/01/36	619,070
1,000	5.50%, TBA	1,069,687

231	6.00%, 03/01/23-12/01/39	253,401
1,600	6.00%, TBA	1,746,500
180	6.50%, 05/01/14-08/01/17	190,629
11	8.00%, 09/01/22-12/01/22	11,974
5,300	Government National Mortgage Assoc. 3.50%, TBA	5,696,672
313	4.00%, 07/15/41	340,342
1,600	4.00%, TBA	1,740,250
321	4.50%, 06/15/41	350,066
800	4.50%, TBA	872,625
3,700	4.50%, TBA	4,026,640
149	5.00%, 06/15/40	163,289
1,700	5.00%, TBA	1,849,016
1,445	5.50%, 08/15/38-09/15/39	1,580,154
400	5.50%, TBA	437,312
849	6.00%, 07/15/24-12/15/40	954,960
100	6.00%, TBA	112,387
959	6.50%, 06/15/23-12/15/35	1,116,204
737	7.00%, 11/15/31-11/15/33	876,492
11	7.50%, 12/20/23	12,538
184	8.00%, 03/15/17-11/15/30	203,609
18	8.25%, 06/20/17-07/20/17	18,396
29	8.50%, 04/20/17	29,570
31	9.00%, 01/15/20	36,189
—(r)	9.50%, 06/15/20	421

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $47,369,442)	48,026,754

	TOTAL LONG-TERM INVESTMENTS (cost $57,698,649)	59,010,129

Shares
SHORT-TERM INVESTMENT — 43.0%
AFFILIATED MONEY MARKET MUTUAL FUND
19,103,384	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $19,103,384)(w)	19,103,384

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 175.9% (cost $76,802,033)(p)	78,113,513

Principal Amount (000)#
SECURITIES SOLD SHORT — (18.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
$ 2,900	Federal National Mortgage Assoc. 3.00%, TBA	(3,044,547)
4,600	5.50%, TBA	(4,991,000)

	TOTAL SECURITIES SOLD SHORT (proceeds received $8,052,527)	(8,035,547)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 157.8% (cost $68,749,506)	70,077,966
	Liabilities in excess of other assets(x) — (57.8)%	(25,668,909)

	NET ASSETS — 100%	$ 44,409,057

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO—Interest Only

PO—Principal Only

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $76,807,096; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,306,417 (gross unrealized appreciation $1,676,615; gross unrealized depreciation $370,198). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2013.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1	2 Year U.S. Treasury Notes	Mar. 2013	$220,406	$220,422	$16
4	10 Year U.S. Treasury Notes	Mar. 2013	525,750	525,125	(625)

					(609)

	Short Positions:
8	5 Year U.S. Treasury Notes	Mar. 2013	993,111	989,875	3,236
3	30 Year U.S. Treasury Bonds	Mar. 2013	429,656	430,406	(750)

					2,486

					$1,877

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(2)	Counterparty
$6,200	11/15/14	0.378%	3 Month LIBOR(1)	$2,189	$—	$2,189	Goldman Sachs

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of January 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,188,398	$129,874
Commerical Mortgage-Backed Securities	—	1,682,144	—
Residential Mortgage-Backed Securities	—	5,982,959	—
U.S. Government Agency Obligations	—	48,026,754	—
Affiliated Money Market Mutual Fund	19,103,384	—	—
Securities Sold Short - U.S. Government Agency Obligation	—	(8,035,547)	—
Other Financial Instruments*
Futures	1,877	—	—
Interest rate swap agreements	—	2,189	—

Total	$19,105,261	$50,846,897	$129,874

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Residential Mortgage-Backed Securities
Balance as of 10/31/12	$—	$451,120
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(126)	—
Purchases	130,000	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(451,120)

Balance as of 1/31/13	$129,874	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(126) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two Residential Mortgage-Backed Securities transferred out of Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolios’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolios to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolios’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     March 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     March 21, 2013

*	Print the name and title of each signing officer under his or her signature.